As filed with the Securities and Exchange Commission on March 12 , 2021

File Nos. 333-252135

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-14

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. 2	☒
Post-Effective Amendment No. __	☐

Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)
116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)
252-972-9922
(Registrant’s Telephone Number, including Area Code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
(Name and Address of Agent for Service)

With Copies to:

Terrence Davis, Esq. Greenberg Traurig, LLP 3333 Piedmont RD., NE Suite 2500 Atlanta, GA 30305	Tanya Boyle, Esq. Greenberg Traurig, LLP 2200 Ross Avenue, Suite 5200 Dallas, TX 75201	Tracie Coop, Esq. The Nottingham Company 116 S. Franklin Street Rocky Mount, NC 27802

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of beneficial interest, no par value per share, in the Adaptive Growth Opportunities ETF, a series of Starboard Investment Trust.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

COMBINED INFORMATION STATEMENT AND
PROSPECTUS FOR THE REORGANIZATION OF
Adaptive Growth Opportunities Fund
(a series of Starboard Investment Trust)
INTO
Adaptive Growth Opportunities ETF
(a series of Starboard Investment Trust)
And
STATEMENT OF ADDITIONAL INFORMATION
TO COMBINED INFORMATION STATEMENT AND PROSPECTUS
MARCH 19, 2021

Adaptive Growth Opportunities Fund
a series of Starboard Investment Trust
March 19, 2021
Dear Shareholder,
We are sending this information to you because you are a shareholder of the Adaptive Growth Opportunities Fund (the “Existing Fund”), a series of Starboard Investment Trust (“Starboard”).  We are pleased to announce that after careful consideration, Cavalier Investments, LLC dba Adaptive Investments (“Adaptive”), the Existing Fund’s investment adviser, recommended, and the Board of Trustees of Starboard approved, the reorganization of the Existing Fund into a new series of Starboard, the Adaptive Growth Opportunities ETF (the “New Fund”) (the “Reorganization”).  In the Reorganization, your shares of the Existing Fund will be exchanged for shares of the New Fund, which will be exchange traded shares listed on NYSE Arca. The proposed Reorganization will result in a change to the Existing Fund’s expense ratio , risk profile, and purchase and redemption structure.  The investment objective and principal investment strategies of the Existing Fund will remain the same. There are additional risks associated with ETFs that are discussed in more detail in the information statement.
Adaptive serves as the adviser to the Existing Fund and will be the adviser to the New Fund.  Adaptive believes the shareholders of the Existing Fund will benefit from the Reorganization because, as an exchange traded fund (“ETF”):
•	The New Fund will have lower expenses than the Existing Fund; the New Fund will operate at lower cost than the Existing Fund. Specifically, transfer agency fees, shareholder servicing fees, and state registration fees are reduced or eliminated for ETFs as compared to traditional mutual funds. There are some expenses specific to ETFs, including exchange listing fees and fees paid to the transfer agent and distributor exclusive to ETFs for services unique to ETFs. These fees are largely fixed and relatively low compared to the savings of other expenses incurred by traditional mutual funds.
•	The New Fund will have a more transparent structure with portfolio holdings being published each day.
•	The New Fund will allow shareholders to buy and sell shares throughout the day at market prices instead of only buying or selling at the end of the day at the Existing Fund’s net asset value. Buying or selling shares of the New Fund may involve paying a brokerage commission and costs attributable to the bid-ask spread of the market price. Additionally, prices on the exchange may be higher or lower than the New Fund’s net asset value , which means shareholders may pay more or receive less than NAV when they buy and sell shares of the New Fund. Shareholders will no longer redeem their shares for cash at a value determined at the close of the market.
•	The New Fund may have improved tax efficiency compared to the Existing Fund.
The Reorganization does not require your approval, and you are not being asked to vote.  A Combined Information Statement and Prospectus (the “Information Statement”) containing information on the New Fund, reasons for the proposed Reorganization and benefits to the Existing Fund’s shareholders is contained in the enclosed Information Statement.  Also enclosed is the Statement of Additional Information to the Information Statement, which should be read in conjunction with the Information Statement and provides additional information about the Reorganization.
As further explained in the enclosed Information Statement, upon satisfaction of the conditions set forth in the Agreement and Plan of Reorganization, your current shares in the Existing Fund will be exchanged for shares of the New Fund, at the closing of the Reorganization.  This exchange is expected to be a tax-free exchange for shareholders , except with respect to cash received for any fractional shares, which, generally would be taxable. You may purchase and redeem shares of the Existing Fund in the ordinary course until the last business day before the closing.
No sales loads, commissions or other transactional fees will be imposed on shareholders in connection with exchange of their shares.
The Reorganization will take effect on or about April 23, 2021 .  At that time, the shares of the Existing Fund that you currently own would, in effect, be exchanged for shares of the New Fund with the same net asset value as of the April 23, 2021 . The shares of the New Fund will be transferred to your brokerage account. Some brokerage firms may not accept fractional shares; if that is the case, the Existing Fund will redeem your fractional share at net asset value immediately after effectuating the Reorganization, and distribute the cash value of the fractional share to you. If you do not have a brokerage account, the shares of the New Fund will be held by the New Fund’s transfer agent, Nottingham Shareholder Services, LLC, in an account at the New Fund’s custodian, Clear Street, LLC, awaiting your instructions.

The Board of Trustees of Starboard, on behalf of the Existing Fund, has approved the proposed Reorganization, at the request of Adaptive.  Likewise, the Board of Trustees of Starboard has authorized the Reorganization on behalf of the New Fund.  You should review the Information Statement carefully and retain it for future reference.
What are your options as a shareholder?
1.	Accept the Reorganization. When the Reorganization happens, your shares will be deposited into your brokerage account. (If you are a direct shareholder, see below).
2.
Exchange your shares into another Adaptive Fund.  If you hold your shares in a brokerage account, you can do this by calling your broker. If you are a direct shareholder, you can call the Funds at 1-800-773-3863. No sales loads, commissions or other transactional fees will be imposed on you in connection with exchange of your shares into another Adaptive Fund; however, there may be tax consequences if you exchange your shares into another Adaptive Fund.

3.
Redeem your shares in the Existing Fund. You can do this by calling your broker or calling the Funds at 1-800-773-3863. No sales loads will be imposed on you in connection with the redemption of your shares; however, your financial intermediary may charge commissions or other transactional fees, and there may be tax consequences if you redeem your shares in the Existing Fund.

If you do not wish for your Existing Fund shares to be converted to New Fund shares, you will need to exchange or redeem your shares.
You may hold your shares in a brokerage account, or you may hold your shares directly with the Fund. If you hold your shares in a brokerage account, you do not need to take any action unless you wish to redeem or exchange your shares.
ALTHOUGH NO SHAREHOLDER APPROVAL IS REQUIRED FOR THE REORGANIZATION, DIRECT SHAREHOLDERS MUST TAKE ACTION BEFORE RECEIVING THEIR ETF SHARES.
 You are a Direct Shareholder if you hold your Existing Fund shares directly with the Existing Fund. If you hold your Existing Fund shares through a brokerage account, you are NOT a direct shareholder.
 Direct shareholders must do one of the following:
 1.       Transfer your shares to the broker dealer of your choice. We urge you to begin this process immediately if this is your preferred option. More information about how to complete such a transfer is provided below. This is the option that we recommend.
2.      Exchange your shares into another Adaptive Fund. Y ou can do this by call ing the Funds at 1-800-773-3863.
3. Redeem your shares in the Existing Fund. You can do this by calling the Funds at 1-800-773-3863 or otherwise in accordance with the redemption procedures set forth in the Existing Fund’s current prospectus.
 If you are a direct shareholder and you fail to take any action, your shares will be converted into shares of the New Fund, and held by the New Fund’s transfer agent, Nottingham Shareholder Services, LLC, in an account at the New Fund’s custodian, Clear Street, LLC, awaiting your instructions. You may provide instructions by calling the transfer agent at 1-800-773-3863.

THIS STEP IS ONLY REQUIRED FOR DIRECT SHAREHOLDERS. IF YOU ALREADY HOLD YOUR SHARES IN A BROKERAGE ACCOUNT, YOU CAN IGNORE THIS SECTION. Are You a Direct Shareholder?

If you are a Direct Shareholder, that means that your Existing Fund shares are held by the Fund’s transfer agent.  If you receive quarterly statements from the Existing Fund, then you hold your shares directly. If your shares in the Existing Fund are listed as a position on a statement from your brokerage firm, then you already hold your shares in a brokerage account. If you are uncertain if you are a direct shareholder please call 1-800-773-3863, and ask if you are a direct shareholder. Additionally, if you hold your shares directly, you will receive separate communications from the transfer agent, including email, regular mail, express delivery and via telephone, regarding the steps you need to take to hold the New Fund’s shares after the Reorganization. As mentioned above, you have the same options to redeem or exchange your shares if you do not wish to hold shares of the New Fund. To exchange or redeem, please call the Existing Fund at 1-800-773-3863.

Transferring Your Direct Shares to a Brokerage Account

Transferring your shares from the transfer agent to a brokerage account should be a simple process. If you have a brokerage account or a relationship with a brokerage firm, please talk to your broker and inform them that you would like to transfer a mutual fund position that you hold directly with the fund into your brokerage account. If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account. Brokerage firms may charge a fee for opening a brokerage account, although, most larger brokerage firms do not charge a fee.

We suggest you provide your broker with a copy of your quarterly statement from the Existing Fund. Your broker will require your account number with the Existing Fund, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign this form, your broker will submit the form to the transfer agent directly, and the shares will be transferred into your brokerage account.

The sooner you initiate the transfer, the better. If you have any questions about this process or need assistance, call us at 1-800-773-3863.

Sincerely,
Katherine Honey
President
Starboard Investment Trust

QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATION
While we encourage you to read the full text of the enclosed Information Statement, below is a brief overview of the proposal.
Q.	Has the Board approved the Reorganization?
A.
The Board of Trustees of Starboard Investment Trust (“Starboard”) has determined that the reorganization (the “Reorganization”) of the Adaptive Growth Opportunities Fund (the “Existing Fund”) into the Adaptive Growth Opportunities ETF (the “New Fund”) is in the best interests of the shareholders of the Existing Fund.

Q.	What will happen to my existing shares?
A.
Your shares of the Existing Fund will be exchanged for shares of the New Fund , which will be exchange traded shares listed on NYSE Arca .  You will not pay any sales charges in connection with the Reorganization.  Although the price of the shares of the New Fund may be different from the price of your current shares of the Existing Fund, the new shares you receive will have the same net asset value as your current shares immediately prior to the Reorganization so that the net asset value of your investment will remain exactly the same.

Q.	How do the investment objective and principal strategies of the Existing Fund and the New Fund compare?
A.	The investment objective and principal investment strategies of the Existing Fund and the New Fund are identical.
Q.	How do the principal risks of the Existing Fund and the New Fund compare?
A.
The New Fund has some additional principal risks that relate to the New Fund’s structure as an ETF that, as a mutual fund, the Existing Fund does not have. These additional risks are discussed in more detail in the information statement in “Principal risks of Investing in the Funds – Additional Risks Associated with the New Fund.”

Q.	Will I incur any transaction costs as a result of the Reorganization?
A.	No. Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization.
Q.	What is the timetable for the Reorganization?
A.	The Reorganization is expected to occur on or about April 23, 2021 .
Q.	Who will pay for the Reorganization?
A.
The expenses of the information statement, including legal expenses, accounting fees, printing, packaging and postage, will be paid by Cavalier Investments, LLC dba Adaptive Investments, the Funds’ investment adviser (“Adaptive”). The expenses associated with the Reorganization are estimated to be $125,000.

Q.	Will the Reorganization create a taxable event for me?
A.
The Reorganization is designed to be treated as tax-free reorganizations for U.S. federal income tax purposes. However, because some brokerage firms may not accept fractional shares, as part of the Reorganization, some Existing Fund shareholders will receive cash for any fractional shares that they hold in the Existing Fund. The receipt of cash in respect of these fractional shares will be be treated as if the shareholder received a fractional share in the New Fund (with a proportionate part of its total tax basis allocated to such fractional share), and then redeemed such fractional share in exchange for cash in a taxable transaction. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including federal, state, local and foreign income and other tax consequences .

Q.	Will the Reorganization result in new or higher fees for shareholders?
A.	The Reorganization will result in lower expenses for shareholders. The New Fund’s total operating expenses are estimated to be lower than those of the Existing Fund.

Estimated Other Expenses of the New Fund are expected to be lower than those of the Existing Fund.  Other Expenses for the New Fund , which include exchange listing expenses, are estimated to be 0.24% of the New Fund’s average daily net assets.  The Existing Fund is not listed on an exchange, so it does not have any listing fees.  The Existing Fund’s Other Expenses include blue sky registration fees, which were 0.57% of the Existing Fund’s average daily net assets for the fiscal year ended May 31, 2020.  The New Fund does not have blue sky registration fees.  The Existing Fund’s Class A shares pay 0.25% in 12b-1 fees and Class C shares pay 1.00% in 12b-1 fees, and Institutional Class shares of the Existing Fund do not pay 12b-1 fees.  The New Fund does not charge 12b-1 fees.  The Existing Fund’s Class A shares charge a front-end sales load of 4.50% on the purchase of Class A shares and a contingent deferred sales charge of 1.00% on Class C shares redeemed within one year of purchase.  The New Fund does not have sales charges.  Neither Fund charges a redemption fee.
Adaptive has also advised the Trust that it expected that the elimination of platform fees associated with the mutual fund structure (but not the ETF structure) would help increase assets in the New Fund to more quickly achieve economies of scale to the benefit of shareholders. Buying or selling shares of the New Fund may involve paying a brokerage commission and the bid-ask spread of the market price .
Q.	Will I still be able to buy and redeem my shares directly with the Fund at net asset value after the Reorganization?
A.
No.  After the Reorganization, shares of the New Fund may only be bought and sold on the NYSE Arca at market price through a broker dealer, who may charge a commission for such trades.  The market price of the New Fund’s Shares on the NYSE Arca may differ from the New Fund’s daily net asset value and can be affected by market forces such as supply and demand, economic conditions and other factors, so the market price may be higher or lower than the net asset value , which means that shareholders may pay more or receive less than the New Fund’s net asset value when they buy or sell shares of the New Fund .  Shares of the New Fund can be bought and sold throughout the day at market prices instead of only buying or selling at the end of the day at the Existing Fund’s net asset value.

Q.	Who should I call with questions about this Information Statement?
A.	If you have any questions about the Reorganization or Information Statement, please do not hesitate to call 1-800-773-3863.
NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION.

COMBINED INFORMATION STATEMENT/PROSPECTUS
MARCH 19, 2021
FOR THE REORGANIZATION OF
Adaptive Growth Opportunities Fund
A series of Starboard Investment Trust
Institutional Class Shares CATEX
Class C Shares CATDX
Class A Shares CAGOX
IN EXCHANGE FOR SHARES OF
Adaptive Growth Opportunities ETF
A series of Starboard Investment Trust
Ticker:  AGOX
c/o Nottingham Shareholder Services, LLC
116 South Franklin Street,
Rocky Mount, North Carolina 27804
1-800-773-3863
This Combined Information Statement and Prospectus (the “Information Statement”) is being furnished to shareholders of the Adaptive Growth Opportunities Fund (the “Existing Fund”), a series of Starboard Investment Trust (“Starboard”), in connection with an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and between Starboard, on behalf of the Existing Fund, and Starboard, on behalf of the Adaptive Growth Opportunities ETF (the “New Fund”), a new series of Starboard.
The Reorganization Agreement provides that the Existing Fund will transfer all of its assets and liabilities to the New Fund.  In exchange for the transfer of these assets and liabilities, the New Fund will simultaneously issue shares to the Existing Fund in an amount equal in value to the net asset value of the Existing Fund’s shares as of the close of business on the business day preceding the foregoing transfers (the “Reorganization”).  In the Reorganization, your shares of the Existing Fund will be exchanged for shares of the New Fund, which will be exchange traded shares listed on NYSE Arca. These transfers are expected to occur on or about April 23, 2021 (the “Closing Date”).  A copy of the Reorganization Agreement is attached as Exhibit A.
Immediately after the transfer of the Existing Fund’s assets and liabilities, the Existing Fund will make a liquidating distribution to its shareholders of the New Fund shares received, so that a holder of shares in the Existing Fund at the Closing Date of the Reorganization will receive a number of shares of the New Fund with the same net asset value as the shareholder had in the Existing Fund immediately before the Reorganization.  At the Closing Date of the Reorganization, shareholders of the Existing Fund will become shareholders of the New Fund. The shares of the New Fund will be transferred to each shareholder’s brokerage account. Some brokerage firms may not accept fractional shares; if that is the case, the Existing Fund will redeem your fractional share at net asset value immediately after effectuating the Reorganization, and distribute the cash value of the fractional share to you. If a shareholder does not have a brokerage account, the shares of the New Fund will be held by the New Fund’s transfer agent, Nottingham Shareholder Services, LLC, in an account at the New Fund’s custodian, Clear Street, LLC, awaiting such shareholder’s instructions.
Starboard is a Delaware statutory trust and an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  Cavalier Investments, LLC dba Adaptive Investments (“Adaptive”) is the investment adviser to the Existing Fund and will be the investment adviser to the New Fund.  Bluestone Capital Management, LLC (“Bluestone”) is the investment sub-adviser to the Existing Fund and will be the investment sub-adviser to the New Fund.  The Nottingham Company is the administrator and fund accountant for the New Fund and the Existing Fund.  Nottingham Shareholder Services, LLC is the transfer agent for the New Fund and the Existing Fund.  Capital Investment Group, Inc. (the “Distributor”) is the principal distributor of the Existing Fund and the New Fund.

This Information Statement sets forth concisely the information that a shareholder of the Existing Fund should know about the Reorganization and should be retained for future reference.  Certain additional relevant documents listed below, which have been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated in whole or in part by reference.  (That means that those documents are considered legally to be part of this Information Statement).  For a detailed discussion of the investment objectives, policies, risks and restrictions of the Existing Fund, see the Prospectus for the Existing Fund dated October 1, 2020   (File No. 333-159484) , which has been filed with the SEC and is incorporated by reference into this Information Statement.  For a detailed discussion of the investment objectives, policies, risks and restrictions of the New Fund, see the Prospectus for the New Fund dated December 29, 2020 (File No. 333-159484) , which has been filed with the SEC and is incorporated by reference into this Information Statement.  A Statement of Additional Information for the Existing Fund dated October 1, 2020 (File No. 333-159484) , has been filed with the SEC, and is incorporated by reference into this Information Statement.  A Statement of Additional Information for the New Fund dated December 29, 2020 (File No. 333-159484) , has been filed with the SEC, and is incorporated by reference into this Information Statement.  Copies of the Prospectus and Statement of Additional Information for the Existing Fund and the New Fund are available upon request and without charge by calling toll-free 1-800-773-3863 or by visiting https://www.nottinghamco.com/fundpages/Adaptive or www.sec.gov. Reports, proxy materials, and other information concerning the New Fund can also be inspected at NYSE Arca.
This Information Statement will be mailed on or about March 19, 2021 , to shareholders of record of the Existing Fund as of February 26, 2021 (the “Record Date”).
WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.
THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS INFORMATION STATEMENT.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
No person has been authorized to give any information or to make any representations other than those contained in this Information Statement and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund.

TABLE OF CONTENTS
SYNOPSIS ...	1
The Reorganization ...	1
The Funds ...	1
Investment Objectives ...	1
The Fund’s Performance ...	2
Investment Limitations ...	2
The Funds’ Purchase, Exchange and Redemption Procedures ...	2
Distribution Arrangements ...	6
Frequent Trading Policy ...	6
PRINCIPAL RISKS OF INVESTING IN THE FUNDS ...	7
FEES AND EXPENSES ...	11
INFORMATION RELATING TO THE REORGANIZATION ...	13
Description of the Reorganization ...	13
Costs of Reorganization ...	14
Federal Income Taxes ...	14
Capitalization ...	14
REASONS FOR THE REORGANIZATION ...	15
SHAREHOLDER RIGHTS ...	16
General Shareholder Rights ...	16
Taxes 17
Record Date and Outstanding Shares ...	19
Security Ownership of Certain Beneficial Owners and Management .............................................................................................................................................................................................	19
SHAREHOLDER INQUIRIES ...	26
EXHIBIT A ...	A-1
EXHIBIT B ...	B-1

i

SYNOPSIS
This Synopsis is designed to allow you to compare the current fees, investment objective, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Existing Fund with those of the New Fund.  This Synopsis is a summary of certain information contained elsewhere in this Information Statement or incorporated by reference into this Information Statement.  Shareholders should read this entire Information Statement carefully.  For more complete information, please read the Prospectus for the Existing Fund and the Prospectus for the New Fund.
The Reorganization
Background.  Pursuant to the Reorganization Agreement, the Existing Fund will transfer all of its assets and liabilities to the New Fund in exchange solely for shares of the New Fund. In the Reorganization, your shares of the Existing Fund will be exchanged for shares of the New Fund, which will be exchange traded shares listed on NYSE Arca.
The Existing Fund will then distribute the New Fund shares that it receives to its shareholders in complete liquidation.  The result of the Reorganization is that shareholders of the Existing Fund will become shareholders of the New Fund.  No contingent deferred sales charges will be imposed in connection with the Reorganization.
The Board of Trustees of Starboard, including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of the Existing Fund and its shareholders, and that the interests of existing shareholders in the Existing Fund will not be diluted as a result of the transactions contemplated by the Reorganization or suffer any unfair burden as a result of the Reorganization.
Tax Consequences.  The Reorganization is intended to qualify, for U.S. federal income tax purposes, as a tax-free reorganization.  If the Reorganization so qualifies, shareholders of the Existing Fund will not recognize a gain or loss in the respective transactions (except with respect to cash, if any, received in lieu of fractional shares) .  Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including federal, state, local and foreign income and other tax consequences .  Except in the normal course of managing the Existing Fund, the Existing Fund’s adviser does not intend to sell any securities prior to the Reorganization.
Special Considerations and Risk Factors.  The investment objective, principal investment strategies, and investment policies of the Existing Fund and the New Fund are identical . However, the New Fund is an exchange-traded fund with its shares bought and sold on an exchange, and the Existing Fund is not, and its shares are bought and sold directly with the Existing Fund. The New Fund is also subject to additional risks specific to ETFs. For a comparison of each Fund’s investment objectives and principal investment strategies, see “Investment Objective” below.  For a more complete discussion of the risks associated with the respective Funds, see “Principal Risks” below.
The Funds
Business of the Funds.  Starboard is an open-end management investment company organized as a Delaware statutory trust on May 13, 2009.  Starboard offers redeemable shares in different series of investment portfolios.  The New Fund and Existing Fund are each a series of Starboard.  The Existing Fund offers three classes of shares, designated Institutional Class, Class A, and Class C.  The New Fund offers only one class of shares.  Shareholders of each class of the Existing Fund will receive shares of the New Fund.
Investment Objectives
This section will help you compare the investment objectives and principal investment strategies of the Existing Fund with those of the New Fund.  This section also describes the key differences, if any, between the Funds.  Please be aware that this is only a brief discussion.  More complete information regarding the Fund may be found in the Existing Fund’s prospectus and in the New Fund’s Prospectus.
Existing Fund and the New Fund
Investment Objective:  Each Fund seeks capital appreciation.
Principal Investment Strategies:  Each Fund ’s portfolio manager seeks to achieve each Fund ’s investment objective of capital appreciation by investing in exchange-traded funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and not affiliated with each Fund (“Portfolio Funds”) that invest in equity securities of any market capitalization of issuers from a number of countries throughout the world, including emerging market countries. In addition to its indirect investments, each Fund may also invest in individual large cap equities fixed income securities, and cash and cash equivalents directly.  Each Fund is considered “diversified” under the 1940 Act.

The strategy primarily utilizes ETFs and equities but may also use fixed income securities to diversify each Fund ’s asset classes.  The Manager uses a top-down approach to identify sectors that the manager believes will produce strong performance relative to the overall market and makes investments to capitalize on these market predictions.  Top-down investing is an investment analysis approach that involves looking first at the macro picture of the economy, and then looking at the smaller factors in finer detail.  After looking at the big-picture conditions around the world, the manager then examines the general market conditions followed by particular industry sectors to select those sectors that it predicts will outperform the market.  When the manager deems it appropriate to position the portfolio defensively, this strategy considers cash to be an asset class and will allocate a significant percentage to direct investments cash and cash equivalents. The fixed income securities in which each Fund will invest will be investment grade and may be of any duration or maturity.
The Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Portfolio Funds in which each Fund invests will have investment objectives similar to each Fund ’s or will otherwise hold permitted investments under each Fund ’s investment policies.  Although each Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, each Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.  The portfolio manager will sell a Portfolio Fund when a more attractive investment opportunity is identified, or each Fund ’s portfolio needs to be rebalanced due to increases or decreases in each Fund ’s net assets.  As a result of its strategy, each Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect each Fund ’s performance due to higher transactions costs and higher taxes.  Portfolio turnover will not be a limiting factor in making investment decisions.
How the Funds Compare
Investment Objectives:  The investment objective of the Existing Fund and the New Fund is identical.
Principal Investment Strategies:  The principal investment strategies of the Existing Fund and the New Fund are identical.
For a discussion of the risks of investing in the Existing Fund and the New Fund, please see PRINCIPAL RISKS in this Information Statement.
The Fund’s Performance
The New Fund will assume the performance history of the Existing Fund.
Investment Limitations
Each Fund’s fundamental investment limitations are identical.
The Funds’ Purchase, Exchange and Redemption Procedures
Each of the Existing Fund’s and the New Fund’s purchase, exchange, and redemption procedures and policies regarding frequent trading as well as other features related to investing in the Funds are summarized below.  The polices of the Existing Fund and the New Fund with respect to valuation and dividends are identical and materially similar, respectively, A more complete description of each Fund’s policies and procedures can be found in the Existing Fund’s Prospectus and New Fund’s Prospectus.
How to Buy Shares
Existing Fund:
Share Classes.  The Existing Fund offers three classes of shares:  Institutional Class, Class A, and Class C.  As discussed above under Fees and Expenses, the Existing Fund Class A shares are subject to a maximum initial sales charge of 4.50%.  The Institutional Class and Class C Shares of the Existing Fund and the sole class of the New Fund are offered without an initial sales charge.  For the Existing Fund, the minimum initial investment in each share class is $1,000.  The minimum subsequent investment for all share classes is $100.

How to Buy Shares.  You may purchase shares of the Existing Fund on any day on which the NYSE is open for trading.  Purchases of Existing Fund shares can be made from the Existing Fund by mail, facsimile, telephone, or bank wire.  In addition, brokers that are authorized designees of the Existing Fund may receive purchase and redemption orders on behalf of the Existing Fund.  These designated brokers are also authorized to designate other financial intermediaries to receive orders on behalf of the Existing Fund.  Such orders will be deemed to have been received by the Existing Fund when an authorized designee, or broker-authorized designee, receives the order, subject to the order being in good form.  The orders will be priced at the NAV next computed after the orders are received by the authorized broker, or broker-authorized designee.  Orders received in good form prior to the close of the NYSE (normally 4:00 p.m. Eastern Time) will receive a share price based on that day’s NAV and orders received after the close of the NYSE will receive a price based on the NAV determined at the close of regular trading on the next day that the NYSE is open.  Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.
The Existing Fund reserves the right to (i) refuse any request to purchase shares for any reason and (ii) suspend the offering of shares at any time.  An investor that has placed a purchase order will be notified as soon as possible in such circumstances.
New Fund:
Shares of the New Fund may be acquired or redeemed directly from the Fund at NAV only in large blocks of 10,000 shares called “Creation Units,” or multiples thereof.  Only an authorized participant (“AP”) who has entered into an agreement with the Distributor may engage in creation or redemption transactions directly with the Fund.  Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.  Individual Fund shares may only be bought and sold in the secondary market through a broker or dealer at market price.
Shares of the Fund are listed for trading in the secondary market on NYSE Arca .  Shares can be bought and sold throughout the trading day like other publicly traded shares.  When buying or selling shares through a broker, you will incur customary brokerage commissions and other charges.  In addition, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because the Fund’s shares trade at market prices rather than net asset value, the price you pay or receive for the Fund’s shares may greater than NAV (premium) or less than NAV (discount)of such shares.  The Fund trades under the NYSE Arca ticker symbol AGOX. You access recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, on the Fund’s website at https://etfpages.com/AGOX. The median bid-ask spread for the fiscal year ended May 31, 2020 is not available because the Fund was not operating as an ETF during the last fiscal year. The median bid-ask spread for the fiscal year ended May 31, 2021 will be available on the Fund’s website at https://etfpages.com/AGOX when it becomes available.
The trading price of the New Fund’s shares on the Exchange is based on the market price, not the Fund’s NAV, so it may differ from a Fund’s daily NAV and can be affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for the most recently completed calendar year, and the most recently completed calendar quarters is available on the Fund’s website at https://etfpages.com/AGOX.
How to Buy Shares.  In order to purchase Creation Units of the New Fund, an investor must generally deposit a designated portfolio of securities (the “Deposit Securities”) (and/or an amount in cash in lieu of some or all of the Deposit Securities) and generally make a cash payment referred to as the “Cash Component.” For those APs that are not eligible for trading a Deposit Security, and in such other circumstances as Adaptive believes are in the best interests of the New Fund, custom orders are available.  The list of the names and the amounts of the Deposit Securities is made available by the New Fund’s custodian through the facilities of the NSCC immediately prior to the opening of business each day of the Exchange.  The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.  In the case of custom orders, cash- in-lieu may be added to the Cash Component to replace any Deposit Securities that either the AP may not be eligible to trade, or Adaptive believes are in the best interests of the New Fund not to accept in-kind.

Orders must be placed in proper form by or through an AP that is a participant of the DTC (“DTC Participant”).  All standard orders must be placed for one or more whole Creation Units of Shares of the New Fund and must be received by the Distributor in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. Eastern time) (“Closing Time”) in order to receive that day’s closing NAV per Share.  In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the Distributor no later than one hour prior to Closing Time in order to receive that day’s closing NAV per Share.  A custom order may be placed by an Authorized Participant in the event that Starboard permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason.  A fixed creation transaction fee of $500 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction.  An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the New Fund for the costs associated with buying the applicable securities.  The New Fund may adjust these fees from time to time based on actual experience.  The price for each Creation Unit will equal the New Fund’s daily NAV per share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.
Shares of the New Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain cash at least equal to 115% of the market value of the missing Deposit Securities on deposit with Starboard.
Comparison:
The front-end sales load for the Existing Fund and the New Fund are not substantially similar.  The Existing Fund has a front-end sales load on Class A shares but not on Institutional Class or Class C shares.  The New Fund does not have a front-end sales load.
Shares of the Existing Fund are purchased in cash directly from the Existing Fund subject to certain minimum investment requirements.  Shares of the New Fund may only be purchased directly from the New Fund by APs, in Creation Units, and, usually, in-kind with Deposit Securities.  Most shareholders will buy shares of the New Fund on the secondary market.  Shares of the Existing Fund are purchased at NAV at the close of regular trading on the NYSE on the days the NYSE is open for trading.  Only APs purchasing Creation Units may purchase shares of the New Fund at NAV at the close of trading on the NYSE on the days the NYSE is open.  The New Fund is listed for trading in the secondary market on NYSE Arca , and most shareholders will purchase shares of the New Fund on NYSE Arca through brokers at its market price, which may be more or less than the NAV of such shares. Shareholders may also incur brokerage commissions and costs attributable to the bid-ask spread when they purchase shares through brokers at market price.
Automatic Investment Plan.
Existing Fund:  The Existing Fund enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Existing Fund will automatically charge the shareholder’s checking account for the amount specified ($50 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Existing Fund.
New Fund:  The New Fund does not have an automatic investment plan.
Comparison:  The policies regarding Automatic Investment Plans for the Existing Fund and the New Fund are not substantially similar.  The Existing Fund has an automatic investment plan, and the New Fund does not have an automatic investment plan.
Exchange Feature.
Existing Fund:  The Existing Fund allows shareholders to exchange shares of the Existing Fund for shares of the same class of any other series of the Trust that is a mutual fund advised by Adaptive and offered for sale in the state in which the shareholder resides.  Shares may be exchanged for shares of the same class of any other series of the Trust that is a mutual fund at the net asset value.  The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.
New Fund:  The New Fund does not allow shareholders to exchange their New Fund shares for shares of another fund.

Comparison:  The exchange feature for the Existing Fund and the New Fund are not substantially similar.  The Existing Fund has an exchange feature, but the New Fund does not have an exchange feature.
Redemption Procedures
Existing Fund:
You can redeem shares of the Fund on any day on which the NYSE is open for trading.  The Fund typically expects that it will take up to seven days following the receipt of your redemption request to pay out redemption proceeds; however, the Existing Fund typically expects that the payment of redemption proceeds will be initiated the next business day following the receipt of your redemption request regardless of the method of payment.  The Existing Fund may delay forwarding a redemption check for recently purchased shares while the Existing Fund determines whether the purchase payment will be honored.  Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer.  In all cases, the NAV next determined after receipt of the request for redemption will be used in processing the redemption request.  The Existing Fund expects to pay redemptions from cash, cash equivalents, proceeds from the sale of additional Fund shares, and then from the sale of portfolio securities.  These redemption payment methods will be used in regular and stressed market conditions.  The Existing Fund may also suspend redemptions, if permitted by the 1940 Act; (i) for any period during which the NYSE is closed or trading on the NYSE is restricted; (ii) for any period during which an emergency exists as a result of which the Existing Fund’ disposal of their portfolio securities are not reasonably practicable for the Existing Fund to fairly determine the value of their assets; or (iii) for such other periods as the SEC may order permit for the protection of the Existing Fund’s shareholders.
In addition, if you redeem your Class C Shares of the Existing Fund within the first year of purchase, you may be subject to a contingent deferred sales charge.  The contingent deferred sales charge is calculated as a percentage of the net asset value of the Class C Shares at the time of purchase or redemption by first determining whichever value is lower and then multiplying that value by 1%.  There is no contingent deferred sales charge on Institutional Class or Class A shares
New Fund:
Shares of the New Fund may be redeemed only in Creation Units at their NAV and only on a day the Exchange is open for business.  The New Fund’s custodian makes available immediately prior to the opening of business each day of the Exchange, through the facilities of the NSCC, the list of the names and the amounts of the New Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Redemption Securities”).  Redemption Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units.  Unless cash redemptions or partial cash redemptions are available or specified for the New Fund as set forth below, the redemption proceeds consist of the Redemption Securities, plus cash in an amount equal to the difference between the NAV of shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Redemption Securities (the “Cash Redemption Amount”), plus the applicable redemption transaction fee, and, if applicable, any transfer taxes.  Should the Redemption Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the New Fund equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for, by or on behalf of the redeeming shareholder.
An order to redeem Creation Units of the New Fund may only be effected by or through an AP.  An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) in order to receive that day’s closing NAV per share.  In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.
The New Fund does not have a contingent deferred sales charge.
Comparison:
Shares of the Existing Fund are redeemed in cash directly from the Existing Fund.  Shares of the New Fund may only be redeemed directly from the New Fund by APs, only in Creation Units, and, usually, in-kind with Redemption Securities.  Most shareholders will sell shares of the New Fund on the secondary market.  Shares of the Existing Fund are redeemed at NAV at the close of regular trading on the NYSE on the days the NYSE is open for trading.  Only APs redeeming Creation Units may redeem shares of the New Fund at NAV at the close of trading on the NYSE on the days the NYSE is open.  The New Fund is listed for trading in the secondary market on NYSE Arca , and most shareholders will redeem shares of the New Fund on NYSE Arca through brokers at its market price, which may be more or less than the NAV of such shares. Shareholders may also incur brokerage commissions and costs attributable to the bid-ask spread when they sell shares through brokers at market price. The Existing Fund has a contingent deferred sales charge on Class C shares but not on Institutional Class or Class A shares.  The New Fund does not have a contingent deferred sales charge.

Distribution Arrangements.
Existing Fund:
Pursuant to Rule 12b-1 under the 1940 Act, the Existing Fund has adopted plans (each a “Plan”) of distribution pursuant to which the Existing Fund may directly incur or reimburse the distributor for certain expenses and fees related to the distribution and sale of its shares and for services provided to shareholders.  Because these fees are paid out of the Existing Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Under the Plan adopted by the Existing Fund, the Fund may pay 0.25% of the Existing Fund’s average daily net assets attributable to Class A shares and 1.00% of the average daily net assets attributable to Class C shares.  The Existing Fund has not adopted the Plan for Institutional Class shares.
New Fund:
The New Fund does not have a Plan.
Comparison:  The distribution arrangements for the Existing Fund and the New Fund are not substantially similar.  The Existing Fund has a Plan for Class A and Class C shares but not for Institutional Class shares.  The New Fund does not have a Plan.
Frequent Trading Policy
Existing Fund:
Frequent purchases and redemptions of Existing Fund shares by a shareholder, known as frequent trading, present a number of risks to the Existing Fund’s other shareholders.  These risks include dilution in the value of Existing Fund shares held by long-term shareholders, interference with the efficient management of the Existing Fund’s portfolio holdings, and increased brokerage and administration costs.  Due to the potential of a thin market for some of the portfolio securities, as well as overall adverse market, economic, political, or other conditions that may affect the sale price of portfolio securities, the Existing Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions.  Frequent trading may also increase portfolio turnover, which may in turn result in increased capital gains taxes for shareholders.
The Board has adopted a policy that is intended to discourage frequent trading by shareholders.  The Existing Fund does not accommodate frequent trading.  Under the adopted policy, the Existing Fund’ transfer agent provides a daily record of shareholder trades to Adaptive.  The Existing Fund’ transfer agent also monitors and tests shareholder purchase and redemption orders for frequent trading.  Adaptive has the discretion to limit investments, by refusing further purchase and exchange orders, from a shareholder that the Advisor believes has a pattern of trades not in the best interests of the other shareholders.  In addition to this discretionary policy, the Existing Fund will also limit investments from any shareholder account that, on two or more occasions during a 60-calendar day period, purchases and redeems shares over a period of less than 10 days having a redemption amount within 10% of the purchase amount and greater than $10,000.  In the event such a purchase and redemption pattern occurs, the shareholder account and any other account with the same taxpayer identification number will be precluded from investing in such Fund for at least 30 calendar days after the second redemption transaction.  The Existing Fund and Adaptive intend to apply this policy uniformly, except that the Existing Fund may not be able to identify or determine that a specific purchase or redemption is part of a pattern of frequent trading or that a specific shareholder is engaged in frequent trading, particularly with respect to transactions made through omnibus accounts or accounts opened through financial intermediaries such as broker-dealers and banks.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership and to purchase, redeem, and exchange Fund shares without the identity of the individual shareholders being immediately known to the Existing Fund.  Like omnibus accounts, accounts opened through financial intermediaries normally permit shareholders to purchase, redeem, and exchange Existing Fund shares without the identity of the shareholder being immediately known to the Existing Fund.  Consequently, the ability of the Existing Fund to monitor and detect frequent trading through omnibus and intermediary accounts is limited, and there is no guarantee that the Existing Fund can identify shareholders who might be engaging in frequent trading through these accounts or curtail such trading.  In addition, this policy will not apply if Adaptive determines that a purchase and redemption pattern does not constitute frequent trading, such as inadvertent errors that result in frequent purchases and redemptions.  Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where a shareholder unintentionally or mistakenly invests in the Existing Fund and redeems immediately after recognizing the error).  The shareholder shall have the burden of proving to the sole satisfaction of Adaptive that a purchase and redemption pattern was the result of an inadvertent error.  In such a case, Adaptive may choose to allow further purchase and exchange orders from such shareholder.

New Fund:
Fund shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in Fund shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that Fund shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s shares.
Comparison:  The policies regarding frequent trading for the Existing Fund and the New Fund are not substantially similar.  The Existing Fund has a policy not permitting frequent trading, and the New Fund does not have such a policy.
PRINCIPAL RISKS OF INVESTING IN THE FUNDS
The Existing Fund and the New Fund are subject to identical risks with respect to the Fund’s investments .   The “Explanation of Risks” below is applicable to both Funds. The “Additional Risks Associated with the New Fund” below relate to the New Fund’s structure as an ETF and are, therefore, only applicable to the New Fund.
Explanation of Risks
Common Stock Risk.  Investments in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.
Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund’s policies.
Although the Fund and Adaptive will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, Adaptive will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  Adaptive will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.
Equity Securities Risk.  Investments in equity securities may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.

Fixed Income Risk.  When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. Interest rates are currently at historical lows, which may impact the Fund’s risk profile. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.
ETF Investing Risk.  The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities.  These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities, an ETF may trade at a premium or discount to its net asset value, or an ETF may not replicate exactly the performance of the benchmark index it seeks to track.  In addition, investing in an ETF may also be costlier than if the Fund had owned the underlying securities directly.  The Fund and, indirectly, shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses.  In addition, the Fund will pay brokerage commissions in connection with the purchase and sale of the ETFs in the Fund’s portfolio.
Fund Investing Risk.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses.  The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the portfolio manager’s ability to select Portfolio Funds and effectively allocate fund assets among them.
Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.
Foreign Securities and Emerging Markets Risk.  Foreign securities have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity. There is also less publicly available information on emerging market companies due to differences in regulation, accounting, auditing, and financial recordkeeping requirements, and the information available may be unreliable or outdated.
Investment Advisor Risk.  The portfolio manager’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks.  Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

Portfolio Turnover Risk.  The portfolio manager will sell Portfolio Funds and other securities when it is in the best interest of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
Quantitative Model Risk.  Portfolio Funds or other investments selected using quantitative methods may perform differently from the market as a whole.  There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Small-Cap and Mid-Cap Securities Risk.  Investments in securities of small-cap and mid-cap companies involve greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Portfolio Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Cybersecurity Risk.  As part of its business, Adaptive processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund.  Adaptive and the Fund are therefore susceptible to cybersecurity risk.  Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage.  The Fund and its shareholders could be negatively impacted as a result.
COVID-19 Risk.  An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally.  COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty.  The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.  In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems.  Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally.  As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings.  The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19.  Economies and financial markets throughout the world are becoming increasingly interconnected.  As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.  If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions.  The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.
Additional Risks Associated with the New Fund
Authorized Participant Risk.  Only an Authorized Participant may engage in creation or redemption transactions directly with the New Fund.  The New Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants).  Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the New Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
ETF Structure Risks.  The New Fund is structured as an ETF and as a result is subject to the special risks, including:

o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the New Fund at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

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Trading Issues.  An active trading market for the New Fund’s shares may not be developed or maintained.  Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  If the New Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the New Fund’s shares.

o
Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

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In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the New Fund’s net asset value.

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To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the New Fund’s shares, which can lead to differences between the market value of Fund shares and the New Fund’s net asset value.

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The market price for the New Fund’s shares may deviate from the New Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the New Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

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When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the New Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the New Fund’s domestic trading day, which could lead to differences between the market value of the New Fund’s shares and the New Fund’s net asset value.

•
In stressed market conditions, the market for the New Fund’s shares may become less liquid in response to the deteriorating liquidity of the New Fund’s portfolio.  This adverse effect on the liquidity of the New Fund’s shares may, in turn, lead to differences between the market value of the New Fund’s shares and the New Fund’s net asset value.

Early Close/Trading Halt Risk.  An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the New Fund from buying or selling certain securities or financial instruments.  In these circumstances, the New Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
Management Risk. The New Fund is subject to management risk because it is an actively managed portfolio. In managing the New Fund’s portfolio securities, the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the New Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager’s decisions relating to the New Fund’s duration will also affect the New Fund’s yield, and in unusual circumstances will affect its share price. To the extent that the portfolio manager anticipates interest rates imprecisely, the New Fund’s yield at times could lag those of other similarly managed funds.

FEES AND EXPENSES
After the Reorganization, you, as a shareholder, will pay the fees assessed by the New Fund.  The following tables compare the current fees and expenses of the Existing Fund with those of the New Fund.

Comparison of Shareholder Fees
Fund	Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	Exchange Fee	Redemption Fee
Existing Fund – Institutional Class Shares	None	None	None	None
Existing Fund - Class A Shares	4.50%	None	None	None
Existing Fund - Class C Shares	None	1.00% [1]	None	None
New Fund	None	None	None	None
[1]	A 1.00% contingent deferred sales charge on shares redeemed within one year of purchase .
Comparison of Annual Operating Expenses
(as a percentage of average net assets)
	Existing Fund – Institutional Class Shares	Existing Fund – Class A Shares	Existing Fund - Class C Shares	Pro Forma New Fund
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%	None
Other Expenses	0.57%	0.57%	0.57%	0.24%
Interest Expense on securities on margin	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	0.30%	0.30%	0.30%	0.30%
Total Fund Operating Expenses	1.88%	2.13%	2.88%	1.55%
Fee Waiver	(0.32)% [1]	(0.32)% [1]	(0.32)% [1]	0.00%
Total Fund Operating Expenses After Fee Waiver	1.56%	1.81%	2.56%	1.55%
[1]
Adaptive has entered into an expense limitation agreement with the Existing Fund under which it has agreed to waive or reduce its fees and assume other expenses of the Existing Fund, if necessary, in an amount that limits the Existing Fund’s annual operating expenses (exclusive of:  (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of the Existing Fund’s officers and Trustees and contractual indemnification of the Existing Fund service providers (other than Adaptive)) to not more than 1.25%, 1.50%, and 2.25% of the average daily net assets of the Institutional, Class A, and Class C shares of the Existing Fund, respectively.  Net annual operating expenses for the Existing Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions.  The expense limitation agreement runs through September 30, 2021 and may be terminated by the Board at any time.  Adaptive cannot recoup from the Existing Fund any amounts paid by Adaptive under the expense limitation agreement.

Examples
These Examples are intended to help you compare the cost of investing in the New Fund with the cost of investing in the Existing Fund.  The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and each Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions you would pay the following if you redeemed your shares at the end of each time period indicated:

Fund	1 Year	3 Years	5 Years	10 Years

Existing Fund – Institutional Class Shares [1]	$159	$560	$986	$2,175
Existing Fund – Class A Shares [1]	$626	$1,058	$1,515	$2,777
Existing Fund – Class C Shares [1]	$359	$862	$1,490	$3,182
	1 Year	3 Years	5 Years	10 Years
New Fund	$158	$490	$845	$1,845

[1]
Assumes the Fund’s operating expenses for the one-year period are calculated net of any fee waivers and/or expenses reimbursed, and the Fund’s operating expenses for the three-year, five-year or ten-year periods, as applicable, do not reflect fee waivers and/or expenses reimbursed.

You would pay the following expenses if you did not redeem your shares:
Fund	1 Year	3 Years	5 Years	10 Years

Existing Fund – Institutional Class Shares [1]	$159	$560	$986	$2,175
Existing Fund – Class A Shares [1]	$626	$1,058	$1,515	$2,777
Existing Fund – Class C Shares [1]	$259	$862	$1,490	$3,182
	1 Year	3 Years	5 Years	10 Years
New Fund	$158	$490	$845	$1,845

[1]
Assumes the Fund’s operating expenses for the one-year period are calculated net of any fee waivers and/or expenses reimbursed, and the Fund’s operating expenses for the three-year, five-year or ten-year periods, as applicable, do not reflect fee waivers and/or expenses reimbursed.

The Examples above should not be considered a representation of future expenses.  Actual expenses may be greater or less than those shown.
INFORMATION RELATING TO THE REORGANIZATION
Description of the Reorganization
The Reorganization Agreement provides that the Existing Fund will transfer all of its assets and liabilities to the New Fund.  In exchange for the transfer of these assets and liabilities, the New Fund will simultaneously issue shares to the Existing Fund in an amount equal in value to the net asset value of the Existing Fund’s shares.  Shares of the New Fund are shares of beneficial interest without par value in Starboard under its Agreement and Declaration of Trust and By-Laws.  Under the Agreement and Declaration of Trust and By-Laws, Starboard may issue an indefinite number of shares of beneficial interest of the New Fund.  Each share of the New Fund represents an equal proportionate interest with other shares of the New Fund.  Each share has equal earnings, assets, and voting privileges, and is entitled to dividends and other distributions out of the income earned and gain realized on the assets belonging to the New Fund as authorized by the Board of Trustees.  Shares of the New Fund entitle their holders to one vote per full share and fractional votes for fractional shares held.  Shares of the New Fund received by each shareholder of the Existing Fund in the Reorganization will be issued at NAV without a sales charge and will be fully paid and non-assessable.  Shares have no subscription or preemptive rights.  In the event of a liquidation or dissolution of Starboard or the New Fund, shareholders of the New Fund are entitled to receive the assets available for distribution belonging to the New Fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets, if any, not belonging to any particular fund that are available for distribution.
Immediately after the transfer of the Existing Fund’s assets and liabilities, the Existing Fund will make a liquidating distribution pro rata to its shareholders of record of all the New Fund shares received, so that a holder of shares in the Existing Fund at the Closing Date of the Reorganization will receive a number of shares of the New Fund with the same aggregate value as the shareholder had in the Existing Fund immediately before the Reorganization (and cash in lieu of fractional shares, if any).  Such distribution will be accomplished by the transfer of New Fund shares credited to the account of the Existing Fund on the books of the New Fund’s transfer agent.  Each account will represent the respective pro rata number of full and fractional shares of the New Fund due to the shareholders of the Existing Fund.  If brokers or the transfer agent are not capable of holding fractional shares for Existing Fund shareholders, the value of such fractional shares will be paid to Existing Fund shareholders in cash in redemption of such fractional shares. Any payment of cash for fractional shares in accordance with the Reorganization Agreement will be treated for federal income tax purposes as (x) an exchange of shares of the Existing Fund for shares of the New Fund, followed immediately by (y) a redemption of such fractional shares in exchange for cash. All issued and outstanding shares of the Existing Fund will simultaneously be canceled on the books of the Existing Fund.

The New Fund does not currently issue certificates to shareholders.  The Existing Fund shareholder will have the right to receive any unpaid dividends or other distributions that were declared by the Existing Fund with respect to shares held on April 23, 2021 (the “Closing Date”).  No shares of the New Fund to be issued will have preemptive or conversion rights.  No front-end sales loads or contingent deferred sales charges will be imposed in connection with the receipt of such shares by the Existing Fund shareholders.  The Existing Fund will then be liquidated and terminated.
The Reorganization Agreement contains customary representations, warranties and conditions designed to ensure that the Reorganization is fair to both parties.  The Reorganization Agreement may be terminated if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time prior to the Closing Date of the Reorganization, the Board of Trustees of Starboard determines that the consummation of the transactions contemplated by the Reorganization Agreement are not in the best interest of the Existing Fund’s shareholders.
Costs of Reorganization
The Existing Fund and the New Fund will not pay any costs related to the Reorganization.  The costs of Information Statement printing, postage and processing; legal review by legal counsel to Starboard of documents related to the Reorganization; accounting fees, fund start-up costs; conversion fees; legal fees, the cost of preparing the Reorganization Agreement and the information statement on Form N-14 and any other Reorganization costs will be borne by Adaptive.  The estimated costs of the Reorganization are $125,000.
Federal Income Taxes
The reorganization of the Existing Fund into the New Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  As such, neither the Existing Fund nor its shareholders will recognize gain or loss as a result of the Reorganization (except with respect to cash, if any, received in lieu of fractional shares) .  The tax basis of the New Fund shares received will be the same as the basis of the Existing Fund shares exchanged and the holding period of the New Fund shares received will include the holding period of the Existing Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization.  As a condition to the closing of the Reorganization, Starboard will receive an opinion from counsel to that effect.  No tax ruling from the Internal Revenue Service (“IRS”) regarding the Reorganization has been requested.  The opinion of counsel is not binding on the IRS and does not preclude the IRS from adopting a contrary position.  The receipt of any cash in respect of fractional shares will be treated as if the shareholder received a fractional share in the New Fund (with a proportionate part of its total tax basis allocated to such fractional share), and then redeemed such fractional share in exchange for cash in a taxable transaction. Shareholders should consult their own tax advisers concerning any and all potential tax consequences of the Reorganization to them, including federal, state, local and foreign income and other tax consequences .
As of May 31, 2020, the Existing Fund had no unutilized federal tax capital loss carryforwards.
The final amount of unutilized capital loss carryover for the Existing Fund is subject to change and will not be determined until the time of the Reorganization.  After and as a result of the Reorganization, any capital loss carryforwards and the utilization of certain unrealized capital losses may be subject to limitations under applicable tax laws on the rate at which they may be used in the future to offset capital gains of the New Fund.
Capitalization
The following table sets forth, as of December 31, 2020:  (i) the unaudited capitalization of each class of shares of the Existing Fund (ii) the hypothetical unaudited pro-forma capitalization of the New Fund, and (iii) the unaudited pro-forma combined capitalization of the New Fund after the Reorganization has closed.  The capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity in the Existing Fund and changes in NAV.

Shares of Fund	Net Assets	Adjustment for Reorganization Costs	Adjusted Net Assets	Adjusted Net Asset Value Per Share	Shares Outstanding
Existing Fund
Institutional Class Shares	$100,212,794	None	$100,212,794	$23.32	4,297,179
Class A Shares	$3,462,490	None	$3,462,490	$12.45	278,005
Class C Shares	$2,162,358	None	$2,162,358	$21.86	98,904
New Fund – Proforma	$105,835,930	None	$105,835,930	$22.65	4,672,668
Adjustment for Shares Outstanding
Combined Fund Proforma	$105,835,930	None	$105,835,930	$22.65	4,672,668
*	Results may vary due to rounding
REASONS FOR THE REORGANIZATION
At meetings held on September 24, 2020 and October 8, 2020 and through a written consent in lieu of a meeting dated October 23, 2020, the Board of Trustees of Starboard approved the proposed Reorganization.  The factors shown below reflect the consideration of information presented at the time of the board meeting, which may differ from the updated information presented elsewhere in this Information Statement. At this meeting, representatives of Adaptive provided, and the Board of Trustees reviewed, detailed information about the proposed Reorganization. Adaptive recommended that the Board approve the Reorganization.  Adaptive provided information to the Board of Trustees concerning:  (i) the specific terms of the Reorganization, including information regarding comparative expense ratios; (ii) the proposed plans for ongoing management, distribution and operation of the Existing Fund and the New Fund; and (iii) the impact of the Reorganization on the Existing Fund and its shareholders.
The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:
•	The investment objective and strategy of the Fund would remain the same;
•	The same portfolio management team that currently manages the Existing Fund is expected to manage the New Fund;
•	There were expected immediate costs savings and potential future cost savings to shareholders from the Reorganization due to a reduction in gross operating expenses through some reduced costs within the ETF;
•	The New Fund’s structure is expected to result in lowered platform fees and transactions costs, which may lead to an increase the Fund’s assets and may allow the Fund to benefit from economies of scale;
•	The New Fund’s structure would be more transparent given the daily publishing of the portfolio holdings;
•	The ability for shareholders to trade the New Fund’s shares during the day at the then current market price rather than the traditional open-end mutual fund structure only trading at the end of the day at the Fund’s net asset value;
•	The tax efficiency of the New Fund structure, where proper trading of the portfolio by the portfolio manager can minimize the need for shareholders to recognize realized capital gains prior to selling their New Fund shares;
•	The Reorganization is not expected to result in any tax consequence to shareholders (except to the extent that some shareholders receive a cash payment for fractional shares, which could be taxable to the extent that the cash received exceeds a shareholder’s tax basis allocable to the fractional share that is redeemed ); and
•	The Existing Fund and its shareholders will not bear any of the costs of the Reorganization. All costs of the Reorganization are to be paid by Adaptive.
For these and other reasons, the Board concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the Existing Fund.  The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

A vote of the shareholders of the Existing Fund is not required to approve the Reorganization under Delaware law or under the Trust’s Declaration of Trust. Further, under Rule 17a-8 of the 1940 Act, the Reorganization does not require a vote of the shareholders because:
(i) the Existing Fund does not have any policy that, pursuant to Section 13 of the 1940 Act, could not be changed without a vote of a majority of its outstanding voting securities that differs materially from a comparable policy of the New Fund;
(ii) the New Fund’s advisory fees and advisory contract are not materially different from the advisory fees and advisory contract of the Existing Fund;
(iii) the Independent Trustees of the Existing Fund who were elected by its shareholders will comprise a majority of the Independent Trustees of the Board overseeing the New Fund; and
(iv) after the Reorganization, the New Fund will not be authorized to pay fees under a 12b-1 plan that are greater than fees authorized to be paid by the Existing Fund under such a plan.
The Reorganization meets all of these conditions, and, therefore, a vote of shareholders is not required under the 1940 Act. The Board of Trustees of the Trust is composed of four members, all of whom are Independent Trustees.
All of the Independent Trustees have been elected by Existing Fund shareholders. The Board is represented by independent legal counsel.
SHAREHOLDER RIGHTS
General Shareholder Rights
General.  The Existing Fund and the New Fund are each a series of Starboard.  Starboard is an open-end management investment company that was established as a statutory trust under Delaware law by an Agreement and Declaration of Trust dated May 12, 2009.  Starboard is governed by its By-Laws and by applicable Delaware law.
Shares.  Starboard is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares.  The shares of each Starboard fund have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.
Voting Requirements.  All Shares of Starboard entitled to vote on a matter shall vote without differentiation between the separate series on a one-vote-per-each dollar (and a fractional vote for each fractional dollar) of the net asset value of each share (including fractional shares) basis; provided however, if a matter to be voted on does not affect the interests of all series (or class of a series), then only the Shareholders of such affected series (or class) shall be entitled to vote on the matter.
Shareholder Meetings.  Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances.  Special meetings of the shareholders (“Special Meetings”) may be called at any time by the President, or by a majority of the Board of Trustees, and shall be called by the Secretary upon written request of the holders of shares entitled to cast not less than twenty percent of all the votes entitled to be cast at such meeting provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on and (b) the shareholders requesting such meeting shall have paid to Starboard the reasonable estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such shareholders.  No special meeting need be called upon the request of shareholders entitled to cast less than a majority of all votes entitled to be cast at such meeting to consider any matter that is substantially the same as a matter voted on at any meeting of the shareholders held during the preceding twelve months.  The foregoing provisions notwithstanding, a Special Meeting shall be called upon the request of the holders of at least ten percent of the votes entitled to be cast for the purpose of considering removal of a trustee from office as provided in Section 16(c) of the 1940 Act.

Election and Term of Trustees.  The number of Trustees constituting the Board of Trustees shall be fixed from time to time by a written instrument signed, or by resolution approved at a duly constituted meeting, by a majority of the Board of Trustees, provided, however, that the number of Trustees shall in no event be less than one nor more than fifteen.  Subject to the requirements of Section 16 and other requirements of the 1940 Act (including, without limitation, the requirements under certain rules adopted under the 1940 Act that disinterested Trustees be nominated and selected by the then-current disinterested Trustees), the Board of Trustees, by action of a majority of the then Trustees at a duly constituted meeting, may fill vacancies in the Board of Trustees and remove Trustees with or without cause.  Each Trustee shall serve during the continued lifetime of Starboard until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.  Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of Starboard or to a meeting of Trustees.  Such resignation shall be effective upon receipt unless specified to be effective at some other time.  Except to the extent expressly provided in a written agreement with Starboard, no Trustee resigning, and no Trustee removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages or other payment on account of such removal.  Any Trustee may be removed:  (a) at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; or (b) at any meeting of Shareholders by a vote of two-thirds of the total combined net asset value of all Shares of Starboard issued and outstanding.  A meeting of Shareholders for the purpose of electing or removing one or more Trustees may be called (i) by Trustees upon their own vote, or (ii) upon the demand of Shareholders owning ten percent or more of the Shares of Starboard in the aggregate.
Shareholder Liability.  Shareholders of series of Starboard are not personally liable for the acts, omissions or obligations of Starboard or the Trustees.
Liability of Trustees.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, advisor or principal underwriter of Starboard, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Starboard’s by-laws, Starboard, out of its assets, shall indemnify and hold harmless each and every Trustee and officer of Starboard from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a Trustee or officer of Starboard; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to Starboard or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of Starboard or the Trustees or any of them in connection with Starboard shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.
Reorganization.  The Trustees may cause (i) Starboard or one or more of its series to the extent consistent with applicable law to be merged into or consolidated with another trust, series or person, (ii) the shares of Starboard or any series to be converted into beneficial interests in another statutory trust (or series thereof), (iii) the shares to be exchanged for assets or property under or pursuant to any state or federal statute to the extent permitted by law or (iv) a sale of assets of Starboard or one or more of its series.  Such merger or consolidation, share conversion, share exchange or sale of assets must be authorized by vote as provided in the by-laws of Starboard; provided that in all respects not governed by statute or applicable law, Trustees shall have power to prescribe the procedure necessary or appropriate to accomplish a sale of assets, share exchange, merger or consolidation including the power to create one or more separate statutory trusts to which all or any part of the assets, liabilities, profits or losses of Starboard may be transferred and to provide for the conversion of shares of Starboard or any Series into beneficial interests in such separate statutory trust or trusts (or series thereof).
Comparison of Shareholder Rights
The foregoing is only a summary of certain rights of shareholders of the Existing Fund and the New Fund under Starboard’s governing charter documents and by-laws, state law, and the 1940 Act, and is not a complete description of provisions contained in those sources.  Shareholders should refer directly to the provisions of state law, the 1940 Act and rules thereunder for a more thorough description.
Because the Existing Fund and the New Fund are series of the same trust, there are no differences in shareholder rights between the Existing Fund and the New Fund.
Taxes
Please consult your tax adviser regarding your specific questions about federal, state, local and foreign income and other taxes .  Below is a summary of certain   U.S. federal income tax issues that affect the Funds and their shareholders.  This summary is based on current tax laws, which may change , potentially, with retroactive effect .  This summary is not applicable to the tax consequences of the Reorganization.  The tax-free nature of the Reorganization is discussed above under INFORMATION RELATING TO THE REORGANIZATION – Federal Income Taxes.

New Fund shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the New Fund’s portfolio that could arise from frequent cash redemption transactions. In a mutual fund , such as the Existing Fund , redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the New Fund shares’ in-kind redemption mechanism generally will not lead to a tax event for the New Fund or its ongoing shareholders.
The Existing Fund allows shareholders to elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Existing Fund shares.  No dividend reinvestment service is provided by the New Fund. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the New Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the New Fund purchased in the secondary market.
Distributions in cash may be reinvested automatically in additional whole New Fund shares only if the broker through whom you purchased New Fund shares makes such option available.
For a detailed discussion of the investment objectives, policies, risks and restrictions of the Existing Fund, see the Prospectus for the Existing Fund dated October 1, 2020 (File No. 333-159484) , which has been filed with the SEC and is incorporated by reference into this Information Statement.  For a detailed discussion of the investment objectives, policies, risks and restrictions of the New Fund, see the Prospectus for the New Fund dated December 29, 2020 (File No. 333-159484) , which has been filed with the SEC and is incorporated by reference into this Information Statement.  A Statement of Additional Information for the Existing Fund dated October 1, 2020 (File No. 333-159484) , has been filed with the SEC, and is incorporated by reference into this Information Statement.  A Statement of Additional Information for the New Fund dated December 29, 2020 (File No. 333-159484) , has been filed with the SEC, and is incorporated by reference into this Information Statement.  Copies of the Prospectus and Statement of Additional Information for the Existing Fund and the New Fund are available upon request and without charge by calling toll-free 1-800-773-3863 or by visiting https://www.nottinghamco.com/fundpages/Adaptive for the existing Fund and https://etfpages.com/AGOX for the New Fund or www.sec.gov.
Starboard is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, and files reports and other information, including proxy materials and charter documents, with the SEC.  Reports, information statements, registration statements and other information filed by Starboard may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC:  Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036.  Copies of such materials may also be obtained from the EDGAR Database on the SEC’s Internet site at www.sec.gov, and the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.
Financial Statements.  The financial statements of the Existing Fund for the fiscal year ended May 31, 2020 have been audited by BBD, LLP, located at 1835 Market Street, 3rd Floor, Philadelphia, PA 19103, its independent registered public accounting firm, and are contained in the Annual Report to shareholders.  The unaudited financial statements of the Existing Fund for the fiscal period ended November 30, 2020 are contained in the Semi-Annual Report to shareholders. Starboard will furnish, without charge, a copy of the Annual Report and Semi-Annual Report upon request.  Requests should be made by calling toll-free 1-800-773-3863 or by visiting https://www.nottinghamco.com/fundpages/Adaptive. The Annual Reports and Semi-Annual Reports for the Existing Fund also are available on the SEC’s website at www.sec.gov.  The New Fund has not yet commenced operations and, therefore, has not produced shareholder reports.   The significant accounting policies of the Existing and New Fund are identical.

The Financial Highlights relating to the Existing Fund contained in the Semi- Annual Report for the fiscal period ended November 30 , 2020 are attached as Exhibit B.
Under the Plan of Reorganization, the Existing Fund is proposed to be reorganized into the New Fund.  Pro forma financial information for the New Fund has not been prepared because the New Fund is a newly-organized shell with no assets or liabilities that will commence investment operations upon completion of the Reorganization and continue operations of the Existing Fund.  The Existing Fund will be the accounting survivor of the Reorganization.
Record Date and Outstanding Shares
At the close of business on the Record Date, there were outstanding the following shares of the Existing Fund:
Existing Fund	Number of Shares
Institutional Class	5,120,001.07
Class A	247,580.611
Class C	119,932.036

At the close of business on the Record Date there were no New Fund shares outstanding.
Security Ownership of Certain Beneficial Owners and Management
As of the Record Date, the officers and Trustees of Starboard, as a group, beneficially owned less than 1% of the outstanding shares of Existing Fund.  As of the Record Date, the New Fund had no shares outstanding.
A person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of a series or acknowledges the existence of such control may be presumed to control the Fund.  A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or terms of the investment advisory agreement with Adaptive.
As of February 26, 2021 , to the knowledge of the Trustees and management of Starboard, other than as set forth below, no person owned beneficially or of record 5% or more of the outstanding shares of each class of the Existing Fund.

Existing Fund Institutional Class
Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership of Class	Percentage Ownership of Fund
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	R	275,116.586	5.37%	5.01%
Charles Schwab & Co Inc. Special Custody A/C FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	R	514,199.666	10.04%	9.37%
RBC Capital Markets, LLC Mutual Fund Omnibus Processing Attn Mutual Fund Ops Manager 60 S Sixth Street – P08 Minneapolis, MN 55402-4400	R	573,918.682	11.21%	10.46%
LPL Financial 4707 Executive Drive San Diego, CA 92121-3091	R	1,417,410.016	27.68%	25.83%

Existing Fund Class A
Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership of Class	Percentage Ownership of Fund
RBC Capital Markets, LLC Mutual Fund Omnibus Processing Attn Mutual Fund Ops Manager 60 S Sixth Street – P08 Minneapolis, MN 55402-4400	R	24,480.248	9.89%	0.45%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	R	28,380.996	11.46%	0.52%
LPL Financial 4707 Executive Drive San Diego, CA 92121-3091	R	173,689.029	70.15%	3.17%

Existing Fund Class C
Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership of Class	Percentage Ownership of Fund
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	R	16,441.510	13.71%	0.30%
RBC Capital Markets, LLC Mutual Fund Omnibus Processing Attn Mutual Fund Ops Manager 60 S Sixth Street – P08 Minneapolis, MN 55402-4400	R	41,217.171	34.37%	0.75%
LPL Financial 4707 Executive Drive San Diego, CA 92121-3091	R	52,363.285	43.66%	0.95%

SHAREHOLDER INQUIRIES
Shareholder inquiries may be addressed to Starboard by calling 1-800-773-3863.
By Order of the Board of Trustees, Katherine Honey President Starboard Investment Trust

EXHIBIT A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of March [__], 2021, among STARBOARD INVESTMENT TRUST, a Delaware statutory trust, with its principal place of business at 116 South Franklin Street, Rocky Mount, North Carolina 27804 (“Trust”), on behalf of the Adaptive Growth Opportunities Fund (the “Mutual Fund”), and Trust, on behalf of the Adaptive Growth Opportunities ETF (the “ETF”); and, solely for purposes of paragraph 6, CAVALIER INVESTMENTS, LLC dba Adaptive Investments, advisor to ETF and Mutual Fund (“Adaptive”).  (Trust is sometimes referred to herein as an “Investment Company,” and Mutual Fund and ETF is each sometimes referred to herein as a “Fund.”) Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations (collectively, “Obligations”) of and by each Fund—and of and by the Investment Company of which that Fund is a series, on that Fund’s behalf—shall be the Obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series, on that Fund’s behalf, and (3) in no event shall any other series of the Trust or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or the Investment Company of its Obligations set forth herein.
Trust wishes to effect a reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”) (all “Section” references are to the Code, unless otherwise noted), and intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”).  The reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of Mutual Fund to ETF in exchange solely for (a) shares of beneficial interest of ETF (“ETF Shares”), as described herein, and (b) the assumption by ETF of all liabilities of Mutual Fund, and (2) the subsequent distribution of ETF Shares (which shall then constitute all of the assets of Mutual Fund) pro rata to the shareholders in exchange for their shares of beneficial interest of Mutual Fund (the “Mutual Fund Shares”) in complete liquidation thereof, and (3) terminating Mutual Fund, all on the terms and conditions set forth herein (all the foregoing transactions involving Mutual Fund and ETF being referred to herein collectively as the “Reorganization”).
The Investment Company’s board of trustees (the “Board”), including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of the Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on the Funds’ behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of Mutual Fund and that the interests of the existing shareholders of Mutual Fund will not be diluted as a result of the Reorganization.
In consideration of the mutual promises contained herein, the parties agree as follows:
1. PLAN OF REORGANIZATION AND TERMINATION
1.1 Subject to the requisite approvals and the terms and conditions set forth herein, Mutual Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to ETF.  In exchange therefor,:
(a) ETF shall issue and deliver to Mutual Fund, as applicable, the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) ETF Shares having an aggregate net asset value (NAV) equal to the aggregate NAV of all full and fractional Mutual Fund Shares then outstanding. If brokers or the transfer agent are not capable of holding fractional shares for Mutual Fund shareholders, the value of such fractional shares will be paid to Mutual Fund shareholders in cash in redemption of such fractional shares. Mutual Fund and ETF agree that any payment of cash for fractional shares in accordance with this Agreement will be treated for federal income tax purposes as (x) an exchange of shares of the Mutual Fund for shares of the ETF , followed immediately by (y) a redemption of such fractional shares in exchange for cash. and
(b) ETF shall assume all of Mutual Fund’s liabilities described in paragraph 1.3 (“Liabilities”).
Those transactions shall take place at the Closing (as defined in paragraph 2.1).
1.2 The Assets shall consist of all assets and property of every kind and nature—including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, and books and records—Mutual Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Mutual Fund’s books at that time.
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1.3 The Liabilities shall consist of all of Mutual Fund’s liabilities, whether known or unknown, accrued or contingent, debts, obligations, and duties existing at the Effective Time, excluding Reorganization Expenses (as defined in paragraph 3.3(f)) borne by Adaptive pursuant to paragraph 6.
1.4 At the Effective Time (or as soon thereafter as is reasonably practicable), Mutual Fund shall distribute all ETF Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Mutual Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate.  That distribution shall be accomplished by Trust’s transfer agent opening accounts on ETF’s shareholder records in the name of the appropriate Depository Trust Company (“DTC”) participant for each Shareholder. Pursuant to that transfer, each Shareholder’s account shall be credited with the number of full and fractional ETF Shares having an aggregate NAV equal to the aggregate NAV of Mutual Fund Shares that Shareholder holds at the Effective Time (and cash in lieu of fractional shares, if any).  All issued and outstanding Mutual Fund Shares, including any represented by certificates, shall simultaneously be canceled on Mutual Fund’s shareholder records.  Trust shall not issue certificates representing ETF Shares issued in connection with the Reorganization.
1.5 (a) The value of Mutual Fund’s net assets (the assets to be acquired by ETF hereunder, net of liabilities assumed by ETF) shall be the value of such net assets computed as of the Effective Time, using the valuation procedures set forth in Mutual Fund’s then current prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.
(b) All computations of value and NAV shall be made by The Nottingham Company, accounting agent for the Funds, in accordance with its regular practice in pricing the shares and assets of each Fund.
1.6 Any transfer taxes payable on the issuance and transfer of ETF Shares in a name other than that of the registered holder on Mutual Fund’s shareholder records of Mutual Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.
1.7 Any reporting responsibility of Mutual Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the U.S. Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated, except that ETF shall be responsible for preparing and filing any Form N-PORT or Form N-CSR (including the annual report to shareholders) if the fiscal period relating to such form ended prior to the Effective Time, but as of the Effective Time such form has not yet been filed.
1.8 After the Effective Time, Mutual Fund shall not conduct any business except in connection with its dissolution and termination.  As soon as reasonably practicable after distribution of ETF Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, (a) Mutual Fund shall be terminated as a series of Trust and (b) Trust shall make all filings and take all other actions in connection therewith necessary and proper to effect Mutual Fund’s complete dissolution.
2. CLOSING AND EFFECTIVE TIME
2.1 Unless the parties agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on or about [_____], 2021 (“Effective Time”).  The Closing shall be held at the offices of The Nottingham Company, 116 South Franklin Street, Rocky Mount, North Carolina 27804.
2.2 Trust shall direct the custodian of Mutual Fund’s assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating and verifying that (a) the Assets it holds will be transferred to ETF at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Mutual Fund to ETF, as reflected on ETF’s books immediately after the Effective Time, does or will conform to that information on Mutual Fund’s books immediately before the Effective Time.
2.3 Trust shall direct its transfer agent to deliver at the Closing (a) to Trust, a Certificate (1) verifying that Mutual Fund’s shareholder records contain each Shareholder’s name and address and the number of full and fractional outstanding Mutual Fund Shares that each such Shareholder owns at the Effective Time and (2) as to the opening of accounts on ETF’s shareholder records in the name of the appropriate DTC participant for each Shareholder and (b) to Trust, a confirmation, or other evidence satisfactory to Trust, that ETF Shares to be credited to Mutual Fund at the Effective Time have been credited to Mutual Fund’s account on those records.
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2.4 Trust shall prepare, within five days before the Closing, a Certificate listing each security, by name of issuer and number of shares, that is being carried on Mutual Fund’s books at an estimated fair market value provided by an authorized pricing vendor for Mutual Fund.
2.5 At the Closing, the Investment Company shall deliver, on behalf of each Fund, as applicable, (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the Investment Company or its counsel reasonably requests and (b) a Certificate in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.
3. REPRESENTATIONS AND WARRANTIES
3.1 Trust, on Mutual Fund’s behalf, represents and warrants as follows:
(a) Trust (1) is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware (“Delaware Law”), and its Certificate of Trust is on file with the Secretary of State of Delaware (“Secretary”), (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;
(b) Mutual Fund is a duly established and designated series of Trust;
(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of Trust, with respect to Mutual Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;
(d) At the Effective Time, Trust will have good and marketable title to the Assets for Mutual Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in Section 851(b)(2), or that are restricted to resale by their terms); and on delivery and payment for the Assets, Trust, on ETF’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);
(e) Trust, with respect to Mutual Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware Law, Trust’s Certificate of Trust, or By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Trust, on Mutual Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Trust, on Mutual Fund’s behalf, is a party or by which it is bound;
(f) At or before the Effective Time, either (1) all material contracts and other commitments of Mutual Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge and/or ETF’s assumption of any liabilities of Mutual Fund thereunder will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights Trust may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;
(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Trust’s knowledge, threatened against Trust, with respect to Mutual Fund or any of its properties or assets attributable or allocable to Mutual Fund, that, if adversely determined, would materially and adversely affect Mutual Fund’s financial condition or the conduct of its business; and Trust, on Mutual Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Mutual Fund’s business or Trust’s ability to consummate the transactions contemplated hereby;
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(h) Mutual Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year ended May 31, 2020, have been audited by BBD, LLP, an independent registered public accounting firm, have been furnished to ETF.  Such statements of assets and liabilities and schedules of investments fairly present the financial condition of Mutual Fund as of the dates thereof, and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles;
(i) Since May 31, 2020, there has not been any material adverse change in Mutual Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Mutual Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Mutual Fund Share due to declines in market values of securities Mutual Fund holds, the discharge of Mutual Fund liabilities, or the redemption of Mutual Fund Shares by its shareholders shall not constitute a material adverse change;
(j) All federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Mutual Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns shall have been paid or provision shall have been made for the payment thereof; to the best of Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Mutual Fund is in compliance in all material respects with all applicable Regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder;
(k) Mutual Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Section 851 et seq. of the Code in respect of the taxable year since the commencement of operations and will continue meeting such requirements at all times through the Effective Time.  Mutual Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to Section 852 or 4982 of the Code.  Mutual Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder;
(l) All issued and outstanding Mutual Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Mutual Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Mutual Fund’s shareholder records, as provided in paragraph 2.3; and Mutual Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Mutual Fund Shares, nor are there outstanding any securities convertible into any Mutual Fund Shares;
(m) Mutual Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;
(n) Mutual Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in Section 368(a)(3)(A));
(o) Not more than 25% of the value of Mutual Fund’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers;
(p) Mutual Fund’s current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) at the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or at the Effective Time do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;
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(q) The information to be furnished by Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and a combined prospectus/information statement on Form N-14 relating to ETF Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus (“N-14”) will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;
(r) The Certificate of Trust permits Trust to vary its shareholders’ investment; Trust does not have a fixed pool of assets; and each series thereof (including Mutual Fund) is a managed portfolio of securities, and Adaptive has the authority to buy and sell securities for Mutual Fund;
(s) Mutual Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus, except as previously disclosed in writing to Trust;
(t) ETF Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;
(u) At the Closing, at least 33 1⁄3% of Mutual Fund’s portfolio assets (by fair market value) will meet the investment objectives, strategies, policies, risks and restrictions of ETF, and Mutual Fund will not alter its portfolio in connection with the Reorganization to meet this 33 1⁄3% threshold.  Mutual Fund did not enter into any line of business as part of the plan of reorganization;
(v) To the best of the knowledge of Mutual Fund’s management, (i) there is no plan or intention by Mutual Fund shareholders to sell, exchange, redeem, or otherwise dispose of a number of Mutual Fund Shares (or ETF Shares received in the Reorganization), in connection with the Reorganization, that would reduce Mutual Fund shareholders’ ownership of Mutual Fund Shares (or equivalent ETF Shares) to a number of shares that was less than 50 percent of the number of Mutual Fund Shares outstanding prior to the Closing; and (ii) there is no plan or intention by any shareholder owning 5% or more of Mutual Fund Shares to sell, exchange, redeem, or otherwise dispose of any Mutual Fund Shares (or ETF Shares received in the Reorganization), in connection with the Reorganization;
(w) During the five-year period ending at the Effective Time, neither Mutual Fund nor any person related (as defined in Section 1.368-1(e)(4) of the Treasury Regulations without regard to 1.368-1(e)(4)(i)) to Mutual Fund will have (i) acquired Mutual Fund Shares with consideration other than ETF Shares or Mutual Fund Shares, except in the ordinary course of Mutual Fund’s business as an open-end investment company pursuant to Section 22(e) of the 1940 Act; or (ii) made distributions with respect to Mutual Fund Shares except for (A) normal, regular dividend distributions made pursuant to the historic dividend paying practice of Mutual Fund, and (B) distributions and dividends declared and paid in order to ensure Mutual Fund’s continuing qualification as a regulated investment company and to avoid the imposition of fund-level tax; and
(x) There is no intercorporate indebtedness existing between ETF and Mutual Fund that was issued, acquired, or will be settled at a discount.
3.2 Trust, on ETF’s behalf, represents and warrants as follows:
(a) Trust (1) is a statutory trust that is duly organized, validly existing, and in good standing under Delaware Law, and its Certificate of Trust is on file with the Secretary, (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has (or will have after its establishment and effectiveness of ETF’s registration statement on Form N-1A) the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;
(b) ETF is a duly established and designated series of Trust.  ETF was established by the trustees of Trust in order to effect the transactions described in this Agreement.  ETF was formed solely for the purpose of consummating the Reorganization with the Mutual Fund, will not hold more than a nominal amount of assets necessary to facilitate its organization and will not carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations) between the date hereof and the Effective Time.
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(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of Trust, with respect to ETF, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;
(d) As of the Effective Time, ETF will have no shares of beneficial interest issued and outstanding prior to the consummation of the Reorganization.  On and after the Effective Time, the authorized capital of ETF will consist of an unlimited number of shares of beneficial interest, no par value per share.  ETF Shares to be issued to Mutual Fund pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and, except as set forth in such ETF’s registration statement on Form N-1A, non-assessable by ETF, and no shareholder of ETF will have any preemptive right of subscription or purchase in respect thereof.  Further, the issuance of such ETF Shares will be in compliance with all applicable federal and state securities laws;
(e) No consideration other than ETF Shares (and ETF’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;
(f) Trust, with respect to ETF, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware Law, Trust’s Certificate of Trust, or any Undertaking to which Trust, on ETF’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Trust, on ETF’s behalf, is a party or by which it is bound;
(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Trust’s knowledge, threatened against Trust, with respect to ETF or any of its properties or assets attributable or allocable to ETF, that, if adversely determined, would materially and adversely affect ETF’s financial condition or the conduct of its business; and Trust, on ETF’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects ETF’s business or Trust’s ability to consummate the transactions contemplated hereby;
(h) As of the Effective Time, no federal, state or other tax returns of ETF will have been required by law to be filed and no federal, state or other taxes will be due by ETF; ETF will not have been required to pay any assessments; and ETF will not have any tax liabilities.  Consequently, as of the Effective Time, ETF will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and ETF will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.
(i) ETF intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Section 851 et seq. of the Code in respect of the taxable year and will not take any action inconsistent with meeting such requirements at any time through the Effective Time.  Upon filing its first income tax return at the completion of its first taxable year, ETF will elect to be a “regulated investment company” under Section 851 of the Code.  ETF currently is not liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code.  ETF intends to comply in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and to withholding in respect of dividends and other distributions to shareholders and to avoid any potential material penalties that could be imposed thereunder;
(j) There is no plan or intention for ETF to be dissolved or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in Section 851(g)(2) of the Code) following the Reorganization;
(k) Assuming the truthfulness and correctness of Trust’s representation and warranty in paragraph 3.1(o), immediately after the Reorganization (1) not more than 25% of the value of ETF’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;
(l) Immediately after the Effective Time, ETF will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in Section 368(a)(3)(A) of the Code);
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(m) The information to be furnished by Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;
(n) The Certificate of Trust permits Trust to vary its shareholders’ investment; Trust will not have a fixed pool of assets; and each series thereof (including ETF) will be a managed portfolio of securities, and Adaptive will have the authority to buy and sell securities for ETF;
(o) ETF has no plan or intention to reacquire any of ETF Shares issued in the Reorganization, except in the ordinary course of its business as an open-end investment company;
(p) ETF is in the same line of business as Mutual Fund preceding the Reorganization for purposes of Treasury Regulations Section 1.368-1(d)(2).  Following the Reorganization, ETF will continue such line of business or use a significant portion of Mutual Fund’s portfolio assets in a business, and ETF has no plan or intention to change such line of business.  ETF did not enter into any line of business as part of the plan of reorganization.  At the Closing, at least 33 1⁄3% of Mutual Fund’s portfolio assets (by fair market value) will meet the investment objectives, strategies, policies, risks and restrictions of ETF.  ETF has no plan or intention to change any of its investment objectives, strategies, policies, risks and restrictions after the Reorganization;
(q) To the best of the knowledge of ETF’s management, (i) there is no plan or intention by Mutual Fund shareholders to sell, exchange, redeem, or otherwise dispose of a number of Mutual Fund Shares (or ETF Shares received in the Reorganization), in connection with the Reorganization, that would reduce Mutual Fund shareholders’ ownership of Mutual Fund Shares (or equivalent ETF Shares) to a number of shares that was less than 50 percent of the number of Mutual Fund Shares outstanding prior to the Closing; and (ii) there is no plan or intention by any shareholder owning 5% or more of Mutual Fund Shares to sell, exchange, redeem, or otherwise dispose of any Mutual Fund Shares (or ETF Shares received in the Reorganization), in connection with the Reorganization;
(r) There is no plan or intention for ETF or any person related (as defined in Treasury Regulations Section 1.368-1(e)(4)) to ETF, to acquire or redeem any of ETF Shares issued in the Reorganization, either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions by ETF in the ordinary course of its business as an open-end investment company pursuant to Section 22(e) of the 1940 Act; and
(s) There is no intercorporate indebtedness existing between ETF and Mutual Fund that was issued, acquired, or will be settled at a discount.
3.3 Trust, on behalf of Mutual Fund, and Trust, on behalf of ETF, respectively, hereby further covenant as follows:
(a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on either Fund’s behalf, except for (1) Trust’s filing with the Commission of an N-14, and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;
(b) The fair market value of ETF Shares each Shareholder receives will be equal to the fair market value of its Mutual Fund Shares it actually or constructively surrenders in exchange therefor;
(c) The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;
(d) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by ETF and those to which the Assets are subject;
(e) None of the compensation received by any Shareholder who or that is an employee of or service provider to Mutual Fund will be separate consideration for, or allocable to, any of Mutual Fund Shares that Shareholder holds; none of ETF Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services; and
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(f) No expenses incurred by Mutual Fund or on its behalf in connection with the Reorganization will be paid or assumed by ETF, Adaptive, or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than ETF Shares will be transferred to Mutual Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.
4. COVENANTS
4.1 Trust covenants to take all action necessary to obtain approval of the transactions contemplated hereby.
4.2 Trust covenants to prepare the N-14 in compliance with applicable federal and state securities laws.
4.3 Trust covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), it deems necessary or desirable in order to vest in, and confirm to, (a) Trust, on ETF’s behalf, title to and possession of all the Assets, and (b) Trust, on Mutual Fund’s behalf, title to and possession of ETF Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.
4.4 Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue ETF’s operations after the Effective Time.
4.5 Subject to this Agreement, Trust covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.
5. CONDITIONS PRECEDENT
Each Fund’s obligations hereunder shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties on behalf of the other Fund contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:
5.1 This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Board, on behalf of each Fund;
5.2 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit Trust to carry out the transactions contemplated hereby.  The N-14 shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act.  The Commission shall not have issued an unfavorable report with respect to the Reorganization under Section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under Section 25(c) of the 1940 Act.  All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;
5.3 At the Effective Time, no action, suit, or other proceeding shall be pending (or, to Trust’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

5.4 At any time before the Closing, Trust may waive any of the foregoing conditions (except those set forth in paragraphs 5.1 and 5.2) if, in the judgment of the Board, that waiver will not have a material adverse effect on the applicable Fund’s shareholders’ interests.
6. EXPENSES
8

Subject to complying with the representation and warranty contained in paragraph 3.3(f), Adaptive shall bear the entirety of the total Reorganization Expenses.  The Reorganization Expenses include (1) costs associated with preparing and filing Mutual Fund’s prospectus supplements and the N-14, and printing and distributing ETF’s prospectus and the N-14, (2) legal and accounting fees, (3) transfer taxes for foreign securities and (4) any and all incremental Blue Sky fees.  Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a regulated investment company under the Code.
7. ENTIRE AGREEMENT; NO SURVIVAL
Trust, on behalf of Mutual Fund, and Trust on behalf of ETF, has not made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement of Trust, on behalf of Mutual Fund, and Trust on behalf of ETF.  The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.
8. TERMINATION
This Agreement may be terminated at any time at or before the Closing by resolution of either the Board, on behalf of Mutual Fund, or the Board, on behalf of ETF, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to such Mutual Fund or such ETF, respectively.  Any such termination resolution will be effective when made.  The termination of this Agreement with respect to a Mutual Fund or ETF shall it affect the rights and obligations of any party in respect of any breach of this Agreement occurring prior to such termination.
9. AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Trust, on behalf of Mutual Fund, and Trust, on behalf of ETF.
10. SEVERABILITY
Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.
11. MISCELLANEOUS
11.1 This Agreement shall be governed by and construed in accordance with Delaware Law, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between that law and the federal securities laws, the latter shall govern.
11.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than Trust, on ETF’s behalf, or Trust, on Mutual Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.
11.3 Notice is hereby given that this instrument is executed and delivered on behalf of Trust’s trustees solely in their capacities as trustees, and not individually, and that Trust’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the applicable Funds but are only binding on and enforceable against its property attributable to and held for the benefit of such applicable Fund (“Fund’s Property”) and not Trust’s property attributable to and held for the benefit of any other series thereof.  Trust, in asserting any rights or claims under this Agreement on its or a Fund’s behalf, shall look only to the corresponding Fund’s Property in settlement of those rights or claims and not to the property of any other series of Trust or to those trustees, officers, or shareholders.
11.4 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement and shall become effective when one or more counterparts have been executed by Trust, on behalf of Mutual Fund, and Trust on behalf of ETF.  The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.
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[Remainder of This Page Intentionally Left Blank]
[Signature Page to Follow]

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IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.
STARBOARD INVESTMENT TRUST, on behalf of the Adaptive Growth Opportunities Fund By: _______________________________ Name: ____________________________ Its: _______________________________
STARBOARD INVESTMENT TRUST, on behalf of the Adaptive Growth Opportunities ETF By: ______________________________ Name: ____________________________ Its: _______________________________
Solely for purposes of paragraph 6 hereof,
CAVALIER INVESTMENTS, LLC dba Adaptive Investments, advisor to the Adaptive Growth Opportunities Fund and Adaptive Growth Opportunities ETF

By:  ____________________________
Name:  _________________________
Its:  ____________________________

11

EXHIBIT B
FINANCIAL HIGHLIGHTS
The Financial Highlights tables are intended to help you understand the financial performance of the Existing Fund for the past five years.  Certain information reflects financial results for a single Existing Fund share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Existing Fund (assuming reinvestment of all dividends and distributions).  The financial data in the tables for the fiscal years ended May 31 has been audited by BBD, LLP, an independent registered accounting firm, whose report, along with the Existing Fund’s financial statements, is included in the Existing Fund’s annual report to shareholders.  The financial data in the tables for the fiscal period ended November 30, 2020 has not been audited. The annual report   and semi-annual report (File No. 333-159484) are incorporated by reference into the Statement of Additional Information, all of which are available, free of charge, upon request, from the Existing Fund.
ADAPTIVE GROWTH OPPORTUNITIES FUND
Institutional Class Shares
(For a Share Outstanding Throughout the Fiscal Year or Period Ended)
	Period ended November 30, 2020 (f)	Year ended May 31, 2020	Year ended May 31, 2019	Year ended May 31, 2018	Year ended May 31, 2017	Year ended May 31, 2016
Net Asset Value, Beginning of Period	$ 17.78	$ 15.55	$ 17.45	$ 14.56	$ 11.81	$ 13.13
Income (Loss) from Investment Operations
Net investment income (loss) (d)	(0.08)	0.01	0.01	(0.08)	0.05	0.05
Net realized and unrealized gain (loss) on Investments	4.69	2.69	(0.93)	2.99	2.73	(1.22)
Total from Investment Operations	4.61	2.70	(0.92)	2.91	2.78	(1.17)
Less Distributions from:
Net investment income	—	—	(0.82)	(0.02)	(0.03)	—
Net realized gains	—	(0.47)	(0.16)	—	—	(0.15)
Total Distributions	—	(0.47)	(0.98)	(0.02)	(0.03)	(0.15)
Net Asset Value, End of Period	$ 22.39	$ 17.78	$ 15.55	$ 17.45	$ 14.56	$ 11.81
Total Return (a)	25.79% (h)	17.50%	(4.37)%	19.98%	23.53%	(8.92)%
Net Assets, End of Period (in thousands)	$94,410	$59,869	$53,013	$37,778	$22,149	$ 8,113
Ratios of:
Interest Expense to Average Net Assets	0.01%	0.01%	—	—	—	—
Gross Expenses to Average Net Assets(b)	1.51%(e)(g)	1.58%(e)	1.57%	1.81%	2.56%	1.22%
Net Expenses to Average Net Assets(b)	1.26%(e)(g)	1.26%(e)	1.27%	1.35%	1.24%	0.91%(i)
Net Investment Income (Loss) to Average Net Assets (b)(c)	(0.82)%(g)	0.07%	0.08%	(0.52)%	0.39%	0.41%(i)
Portfolio Turnover Rate	51.80%(h)	319.85%	268.30%	491.30%	439.72%	284.69%
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Includes interest expense.
(f)	Unaudited.
(g)	Annualized.
(h)	Not annualized.

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(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015, through December 17, 2015.   The Fund’s expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

2

ADAPTIVE GROWTH OPPORTUNITIES FUND
Class C Shares
(For a Share Outstanding Throughout the Fiscal Year or Period Ended)
	Period ended November 30, 2020 (g)	Year ended May 31, 2020	Year ended May 31, 2019	Year ended May 31, 2018	Year ended May 31, 2017 (e)	Year ended May 31, 2016 (e)
Net Asset Value, Beginning of Period	$ 16.71	$ 14.79	$ 16.81	$ 14.22	$ 11.61	$ 13.04
Income (Loss) from Investment Operations
Net investment income (loss) (d)	(0.17)	(0.14)	(0.15)	(0.28)	(0.01)	(0.07)
Net realized and unrealized gain (loss) on Investments	4.40	2.53	(0.89)	2.89	2.65	(1.21)
Total from Investment Operations	4.23	2.39	(1.04)	2.61	2.64	(1.28)
Less Distributions from:
Net investment income	—	—	(0.82)	(0.02)	(0.03)	—
Net realized gains	—	(0.47)	(0.16)	—	—	(0.15)
Total Distributions	—	(0.47)	(0.98)	(0.02)	(0.03)	(0.15)
Net Asset Value, End of Period	$ 16.71	$ 16.71	$ 14.79	$ 16.81	$ 14.22	$ 11.61
Total Return (a)	25.16%(i)	16.29%	(5.28)%	18.35%	22.73%	(9.84)%
Net Assets, End of Period (in thousands)	$ 1,878	$ 1,236	$ 1,013	$ 1,079	$ 871	$ 6,160
Ratios of:
Interest Expense to Average Net Assets	0.01%	0.01%	—	—	—	—
Gross Expenses to Average Net Assets(b)	2.51%(f)(h)	2.58%(f)	2.57%	2.81%	2.91%	2.22%
Net Expenses to Average Net Assets(b)	2.26%(f)(h)	2.25%(f)	2.27%	2.35%	2.14%	1.84%(j)
Net Investment Income (Loss) to Average Net Assets (b)(c)	(1.81)%(h)	(0.91)%	(0.94)%	(1.80)%	(0.09)%	(0.56)%(j)
Portfolio Turnover Rate	51.80%(i)	319.85%	268.30%	491.30%	439.72%	284.69%
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	As of February 24, 2017, the “Advisor Class” shares were renamed to the “Class C” shares, there were no other changes to this class of shares.
(f)	Includes interest expense.
(g)	Unaudited.
(h)	Annualized.
(i)	Not annualized.
(j)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015, through December 17, 2015.  The Fund’s expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

3

ADAPTIVE GROWTH OPPORTUNITIES FUND
Class A Shares
 (For a Share Outstanding during the Fiscal Year or Period Ended)
	Period ended November 30, 2020 (k)	Year ended May 31, 2020	Year ended May 31, 2019	Period ended May 31, 2018 (h)
Net Asset Value, Beginning of Period	$ 9.53	$ 8.56	$ 10.15	$ 10.00
Income (Loss) from Investment Operations
Net investment loss (e)	(0.06)	(0.03)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	2.53	1.47	(0.58)	0.17
Total from Investment Operations	2.47	1.44	(0.61)	0.15
Less Distributions from:
Net investment income	—	—	(0.82)	—
Net realized gains	—	(0.47)	(0.16)	—
Total Distributions	—	(0.47)	(0.98)	—
Net Asset Value, End of Period	$ 12.00	$ 9.53	$ 8.56	$ 10.15
Total Return (f)(i)	25.65%(b)	17.06%	(4.45)%	1.50% (b)
Net Assets, End of Period (in thousands)	$2,272	$987	$367	$10
Ratios of:
Interest Expense to Average Net Assets	0.01%	0.01%	—	—
Gross Expenses to Average Net Assets (c)	1.74%(a)(i)	1.83%(i)	1.82%	2.00%(a)
Net Expenses to Average Net Assets (c)	1.51%(a)(i)	1.51%(i)	1.52%	1.60%(a)
Net Investment Loss to Average Net Assets (c)(d)	(1.10)%(a)	(0.39)%	(0.28)%	(1.59)%(a)
Portfolio Turnover Rate	51.80%(b)	319.85%	268.30%	491.30%(b)(g)
(a)	Annualized.
(b)	Not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Calculated using the average shares method.
(f)	Does not include impact of sales charge, if any.
(g)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(h)	For a share outstanding during the period from April 16, 2018 (Date of Initial Public Investment) through May 31, 2018.
(i)	Includes interest expense.
(j)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(k)	Unaudited.

4

STATEMENT OF ADDITIONAL INFORMATION MARCH 19, 2021
FOR THE REORGANIZATION OF
Adaptive Growth Opportunities Fund
A series of Starboard Investment Trust
IN EXCHANGE FOR SHARES OF
Adaptive Growth Opportunities ETF
A series of Starboard Investment Trust
116 South Franklin Street
Rocky Mount, North Carolina 27804
This Statement of Additional Information is not a prospectus but should be read in conjunction with the Information Statement/Prospectus dated, March 19, 2021 , for the Adaptive Growth Opportunities Fund (the “Existing Fund”) and the Adaptive Growth Opportunities ETF (the “New Fund”), each a series of Starboard Investment Trust (“Starboard”) with respect to an Agreement and Plan of Reorganization (the “Reorganization Agreement”), by and between Starboard, on behalf of the Existing Fund, and Starboard, on behalf of the New Fund.  Copies of the Information Statement/Prospectus may be obtained at no charge by calling 1-800-773-3863.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Information Statement/Prospectus.
The proposed transaction will result in:  (i) the transfer of all of the assets and liabilities of the Existing Fund’s Institutional Class, Class A, and Class C shares in exchange for shares of the New Fund; and (ii) the distribution of shares of the New Fund so received to shareholders of the Existing Fund (the “Reorganization”).
Under the Reorganization, the Existing Fund is proposed to be reorganized into the New Fund.  Pro forma financial information has not been prepared for the Reorganization because the Existing Fund will be reorganized into a corresponding newly- organized New Fund with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the Existing Fund.
Further information about the Existing Fund is contained in and incorporated by reference to the Statement of Additional Information for Starboard with respect to the Existing Fund dated October 1, 2020 (File No. 333-159484) .  The audited financial statements and related independent registered public accountants’ report for Starboard contained in the Annual Report to Shareholders for the fiscal year ending May 31, 2020 (File No. 333-159484) are incorporated herein by reference.  The unaudited financial statements of the Existing Fund contained in the Semi-Annual Report to shareholders for the fiscal period ended November 30, 2020 (File No. 333-159484) are incorporated herein by reference. Copies are available upon request and without charge by calling 1-800-773-3863.  Further information about the New Fund is contained in and incorporated by reference to the Statement of Additional Information for Starboard with respect to the New Fund dated December 29, 2020 (File No. 333-159484) .  The New Fund has not yet commenced operations, so it has not yet produced shareholder reports.
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PART C
OTHER INFORMATION
ITEM 15. INDEMNIFICATION.
Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.  The Registrant’s Trust Instrument contains the following provisions:
Article VII.  Section 2.  Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Advisor or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.
Article VII.  Section 3.  Indemnification.
(a) Subject to the exceptions and limitations contained in Subsection (b) below:
(i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and
(ii) as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
(b) No indemnification shall be provided hereunder to a Covered Person:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
(ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:  by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).
(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.
1

(d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.
(e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.
In addition, the Registrant has entered into the following agreements:  Investment Advisory Agreements, Investment Sub-Advisory Agreements, and Distribution Agreements.  These agreements provide indemnification for those entities and their respective affiliates.  Certain personnel of the Advisors, Distributor or Administrator may serve as trustees and/or officers of the Trust.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.
ITEM 16. EXHIBITS.
(1)	Declaration of Trust dated May 12, 2009 (“Trust Instrument”), is incorporated herein by reference to Registrant’s registration statement on Form N-1A (“Registration Statement”) filed on May 26, 2009.
(2)	By-Laws are incorporated herein by reference to the Registration Statement filed on May 26, 2009.
(3)	Voting Trust Agreements. None.
(4)	Form of Agreement and Plan of Reorganization of Registrant (incorporated herein as Exhibit A).
(5)
Articles III, V, and VI of the Trust Instrument define the rights of holders of the securities being registered and are incorporated herein by reference to the Registration Statement filed on May 26, 2009.

(6)
(a) Investment Advisory Agreement dated December 17, 2020 between the Registrant and Cavalier Investments, LLC dba Adaptive Investments, as investment advisor for the Adaptive Growth Opportunities ETF is incorporated herein by reference to Post-Effective Amendment No. 373 to the Registration Statement filed on January 12, 2021.
(b) Sub-Advisory Agreement dated December 17, 2020 between Cavalier Investments, LLC dba Adaptive Investments and Bluestone Capital Management, LLC, as sub-advisor for the Adaptive Growth Opportunities ETF, is incorporated herein by reference to Post-Effective Amendment No. 373 to the Registration Statement filed on January 12, 2021.

(7)
(a) Distribution Agreement dated July 6, 2009 between the Registrant and Capital Investment Group, Inc., as distributor for each series of the Trust, is incorporated herein by reference to Post-Effective Amendment No. 219 to the Registration Statement filed on September 28, 2015.

2

i. Amended and Restated Appendix A dated September 24, 2020 to the Distribution Agreement between the Registrant and Capital Investment Group, Inc., as distributor for each series of the Trust, is incorporated herein by reference to Post-Effective Amendment No. 373 filed on January 12, 2021.

(8)	Bonus or Profit Sharing Contracts. None.
(9)	Form of Custody Agreement between the Registrant and Clear Street, LLC is incorporated herein by reference to Post-Effective Amendment No. 371 to the Registration Statement filed on December 29, 2020.
(10)	12b-1 Plan and 18f-3 Plan – None.
(11)
(a)           Opinion and Consent of Counsel  is incorporated herein by reference to the Registration Statement on Form N-14 (File No. 333- 252135) filed on January 15, 2021.
(b)           Consent of Counsel – Filed herewith.

(12)	Opinion and Consent of Counsel regarding tax matters. Form of Opinion and Consent of Counsel as to tax matters and consequences to shareholders is filed herewith .
(13)
(a) Fund Accounting and Administration Agreement dated April 15, 2016 between the Registrant and The Nottingham Company, as administrator for the Starboard Investment Trust (“Fund Accounting and Administration Agreement”), is incorporated herein by reference to Post-Effective Amendment No. 230 to the Registration Statement filed on June 28, 2016.
i. Amended and Restated Appendix A dated September 24, 2020 to the Fund Accounting and Administration Agreement is incorporated herein by reference to Post-Effective Amendment No. 373 to the Registration Statement filed on January 12, 2021.
(b) Dividend Disbursing and Transfer Agent Agreement dated December 8, 2014 between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent for the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 190 to the Registration Statement filed on December 11, 2014.
i. Amended and Restated Schedule 1 dated September 24, 2020 to the Dividend Disbursing and Transfer Agent Agreement is incorporated herein by reference to Post-Effective Amendment No. 373 filed on January 12, 2021.
(c) Expense Limitation Agreement dated July 27, 2020 between the Registrant and Cavalier Investments, LLC dba Adaptive Investments, as investment advisor for the Adaptive Growth Opportunities Fund, is incorporated herein by reference to Post-Effective Amendment No. 365 filed on September 28, 2020.
(d)          Expense Limitation Agreement, dated December 17, 2020, 2020, between the Registrant and Cavalier Investments, LLC dba Adaptive Investments, as investment advisor for the Adaptive Growth Opportunities ETF is incorporated herein by reference to Post-Effective Amendment No. 373 filed on January 12, 2021.

(14)	Consent of BBD, LLC – Filed herewith
(15)	Omitted Financial Statements. None.
(16)	Powers of Attorney are filed herewith .
(17)	(a) Prospectus and Statement of Additional Information for the Existing Fund, dated October 1, 2020 are incorporated by reference.
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(b) Prospectus and Statement of Additional Information for the New Fund, dated December 29, 2020 are incorporated by reference.
(c) Annual Report to Shareholders for the fiscal year ended May 31, 2020, for the Existing Fund is incorporated by reference.

ITEM 17. UNDERTAKINGS.
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(ii) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(iii) The undersigned Registrant agrees to file a final version of Exhibit (12) – Opinion and Consent of Counsel as to tax matters and consequences to shareholders will be filed in a POSX within a reasonable period of time following the closing date.
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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), the Registrant has duly caused this N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 12th day of March 2021.
STARBOARD INVESTMENT TRUST
By:	/s/ Katherine M. Honey* Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.
Signature	Title	Date
/s/James H. Speed, Jr.* James H. Speed, Jr	Trustee and Chairman	March 12 , 2021
/s/J. Buckley Strandberg* J. Buckley Strandberg	Trustee	March 12 , 2021
/s/Michael G. Mosley* Michael G. Mosley	Trustee	March 12 , 2021
/s/Theo H. Pitt, Jr.* Theo H. Pitt, Jr.	Trustee	March 12 , 2021
/s/Katherine M. Honey* Katherine M. Honey	President and Principal Executive Officer	March 12 , 2021
/s/Ashley E. Lanham* Ashley E. Lanham	Treasurer, Principal Financial Officer, and Principal Accounting Officer	March 12 , 2021
/s/ Tracie A. Coop *By: Tracie A. Coop

Attorney-in-Fact pursuant to Powers of Attorney  filed herewith .

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